UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Address of principal executive offices) (Zip code)

Lawrence E. Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK — 98.5%

Consumer Discretionary — 7.2%
2,423	Abercrombie & Fitch Co., Class A	$177,218
12,490	American Eagle Outfitters, Inc.	218,700
5,212	Apollo Group, Inc., Class A†(a)	225,158
3,355	Autozone, Inc.†	381,900
26,615	Best Buy Co., Inc.(a)	1,103,458
1,836	Big Lots, Inc.†	40,943
4,748	Black & Decker Corp.	313,843
5,238	BorgWarner, Inc.	225,391
3,713	CBS Corp., Class B	81,983
7,506	Clear Channel Communications, Inc.	219,325
1,385	Comcast Corp., Class A(a)	26,786
51,186	DIRECTV Group, Inc. (The)†	1,268,901
1,463	Dollar Tree Stores, Inc.†(a)	40,364
20,766	DR Horton, Inc.	327,064
15,523	Expedia, Inc.†	339,798
7,450	Family Dollar Stores, Inc.	145,275
5,140	GameStop Corp., Class A†	265,789
35,164	Gap, Inc. (The)	692,028
2,140	Hanesbrands, Inc.†	62,488
9,754	Hasbro, Inc.	272,137
187,643	Home Depot, Inc.	5,248,375
14,082	IAC/InterActiveCorp.†	292,342
12,625	J.C. Penney Co., Inc.	476,089
107	Johnson Controls, Inc.	3,617
2,885	KB Home(a)	71,346
12,600	Kohl’s Corp.†	540,414
11,201	Leggett & Platt, Inc.	170,815
2,713	Lennar Corp., Class A(a)	51,032
9,971	Lowe’s Cos., Inc.	228,735
11,298	Macy’s, Inc.	260,532
21,075	Magna International, Inc., Class A	1,520,561
16,846	McDonald’s Corp.(a)	939,501
6,400	McGraw-Hill Cos., Inc. (The)	236,480
345	Meredith Corp.	13,196
2,764	Newell Rubbermaid, Inc.	63,213
30,337	Nike, Inc., Class B	2,062,916
303	NVR, Inc.†(a)	181,042
21,814	Omnicom Group, Inc.	963,743
4,017	Polo Ralph Lauren Corp.(a)	234,151
8,067	Pulte Homes, Inc.	117,375
4,697	RadioShack Corp.	76,326
6,964	Sherwin-Williams Co. (The)	355,443
21,952	Staples, Inc.	485,359
7,000	Target Corp.	354,760
129,241	Time Warner, Inc.	1,811,959
72,579	TJX Cos., Inc.	2,400,188
449	Tupperware Brands Corp.	17,367
25,266	Viacom, Inc., Class B†	1,001,039
101	Wendy’s International, Inc.	2,329
43,625	Whirlpool Corp.	3,785,777
16,400	Yum! Brands, Inc.	610,244

		31,004,815

Shares		Value

Consumer Staples — 8.4%
48,714	Altria Group, Inc.	$1,081,451
8,410	Archer-Daniels-Midland Co.	346,156
1,008	Church & Dwight Co., Inc.	54,674
59,127	Coca-Cola Co. (The)	3,599,061
21,817	Coca-Cola Enterprises, Inc.(a)	527,971
35,770	Colgate-Palmolive Co.	2,786,841
34,159	Costco Wholesale Corp.	2,219,310
8,843	General Mills, Inc.	529,519
1,617	Hormel Foods Corp.	67,364
1,459	Kimberly-Clark Corp.	94,178
49,075	Kraft Foods, Inc., Class A	1,521,816
1,848	Molson Coors Brewing Co., Class B	97,149
10,571	Pepsi Bottling Group, Inc.	358,463
49,334	PepsiCo, Inc.	3,561,915
46,873	Philip Morris International, Inc.†	2,370,836
92,807	Procter & Gamble Co.	6,502,986
5,424	Reynolds American, Inc.	320,179
12,412	Safeway, Inc.	364,292
114,000	Sara Lee Corp.	1,593,720
192	Tyson Foods, Inc., Class A	3,062
90,670	Wal-Mart Stores, Inc.	4,776,496
56,400	Wm. Wrigley Jr. Co.	3,544,176

		36,321,615

Energy — 9.3%
12,075	Apache Corp.	1,458,902
18,200	Baker Hughes, Inc.	1,246,700
33,725	BP PLC ADR	2,045,421
34,800	Cameron International Corp.†	1,449,072
25,246	Chesapeake Energy Corp.(a)	1,165,103
18,606	Chevron Corp.	1,588,208
5,023	Cimarex Energy Co.	274,959
39,172	ConocoPhillips	2,985,298
16,608	Devon Energy Corp.	1,732,713
8,204	ENSCO International, Inc.	513,735
32,620	EOG Resources, Inc.	3,914,400
74,164	Exxon Mobil Corp.(a)	6,272,791
2,915	FMC Technologies, Inc.†	165,834
2,317	Helmerich & Payne, Inc.	108,598
16,810	Hess Corp.	1,482,306
8,974	Murphy Oil Corp.	737,124
18,071	National Oilwell Varco, Inc.†	1,054,985
948	Newfield Exploration Co.†	50,102
4,543	Noble Energy, Inc.	330,730
28,643	Occidental Petroleum Corp.	2,095,808
8,297	Patterson-UTI Energy, Inc.	217,216
6,351	Pride International, Inc.†	221,967
66,700	Schlumberger, Ltd.	5,802,900
6,651	Sunoco, Inc.(a)	348,978
632	Superior Energy Services, Inc.†	25,040
3,659	Tesoro Corp.	109,770
452	Tidewater, Inc.	24,910
10,002	Transocean, Inc.†	1,352,270

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
29,542	Valero Energy Corp.	$1,450,808

		40,226,648

Financials — 20.2%
24,979	ACE, Ltd.	1,375,344
25,923	Aflac, Inc.(a)	1,683,699
112,667	Allstate Corp. (The)	5,414,776
26,847	American Express Co.	1,173,751
19,458	American International Group, Inc.	841,558
15,515	Ameriprise Financial, Inc.	804,453
2,886	AON Corp.	116,017
4,816	Assurant, Inc.	293,102
138,008	Bank of America Corp.	5,231,883
43,433	Bank of New York Mellon Corp. (The)	1,812,459
44,200	Blackstone Group LP (The)(a)	701,896
114,405	Capital One Financial Corp.	5,631,014
69,678	Charles Schwab Corp. (The)	1,312,037
253,330	Citigroup, Inc.	5,426,329
13,055	CME Group, Inc.(a)	6,124,100
50,525	Comerica, Inc.	1,772,417
144,236	Countrywide Financial Corp.(a)	793,298
1,313	Cullen/Frost Bankers, Inc.	69,642
51,296	Discover Financial Services(a)	839,716
167,875	Fannie Mae	4,418,470
1,647	Federated Investors, Inc., Class B	64,497
94,307	Fidelity National Financial, Inc., Class A	1,728,647
39,206	Franklin Resources, Inc.	3,802,590
168,200	Freddie Mac	4,258,824
148	GB&T Bancshares, Inc.	1,273
31,897	Genworth Financial, Inc., Class A	722,148
13,579	Goldman Sachs Group, Inc. (The)	2,245,831
5,163	HCC Insurance Holdings, Inc.	117,148
4,604	Hudson City Bancorp, Inc.	81,399
2,922	Janus Capital Group, Inc.	67,995
531	Jones Lang LaSalle, Inc.	41,068
76,140	JPMorgan Chase & Co.	3,270,213
3,716	Legg Mason, Inc.	208,022
39,800	Lehman Brothers Holdings, Inc.	1,498,072
15,324	Lincoln National Corp.	796,848
27,973	Loews Corp.	1,125,074
27,954	MetLife, Inc.(a)	1,684,508
84,464	Morgan Stanley	3,860,005
14,482	Northern Trust Corp.	962,619
21,600	NYSE Euronext	1,332,936
6,751	Old Republic International Corp.	87,155
19,879	Principal Financial Group, Inc.	1,107,658
21,785	Prudential Financial, Inc.	1,704,676
18,609	State Street Corp.	1,470,111
6,037	SunTrust Banks, Inc.	332,880
61,475	Torchmark Corp.	3,695,262
23,927	Travelers Cos., Inc. (The)	1,144,907
7,928	UNUM Group	174,495
8,583	W.R. Berkley Corp.	237,663
65	Wachovia Corp.	1,755

Shares		Value

Financials (continued)
3,129	Waddell & Reed Financial, Inc., Class A	$100,535
82,375	Washington Mutual, Inc.(a)	848,462
11,024	Wells Fargo & Co.(a)	320,798
63,230	XL Capital, Ltd., Class A	1,868,446

		86,800,481

Health Care — 15.5%
103,443	Abbott Laboratories	5,704,881
22,392	Aetna, Inc.	942,479
28,950	Alcon, Inc.	4,118,137
72,569	AmerisourceBergen Corp.	2,973,878
80,853	Amgen, Inc.†	3,378,038
1,669	Applera Corp. - Applied Biosystems Group	54,843
1,254	Bard (C.R.), Inc.	120,886
16,227	Baxter International, Inc.	938,245
13,676	Becton Dickinson & Co.	1,174,085
147,475	Bristol-Myers Squibb Co.	3,141,217
66,600	Celgene Corp.†	4,081,914
531	Cephalon, Inc.†	34,196
5,319	Cigna Corp.	215,792
5,408	Coventry Health Care, Inc.†	218,213
39,143	Covidien, Ltd.	1,732,078
4,635	Dentsply International, Inc.	178,911
932	Edwards Lifesciences Corp.†(a)	41,521
8,207	Endo Pharmaceuticals Holdings, Inc.†	196,476
3,016	Forest Laboratories, Inc.†	120,670
42,250	Genentech, Inc.†	3,429,855
122,177	Gilead Sciences, Inc.†	6,295,781
6,710	Health Net, Inc.†	206,668
34,700	Hologic, Inc.†	1,929,320
12,896	Humana, Inc.†	578,515
1,785	Invitrogen Corp.†	152,564
81,607	Johnson & Johnson	5,293,846
813	Kinetic Concepts, Inc.†	37,585
2,505	King Pharmaceuticals, Inc.†	21,793
4,214	Lincare Holdings, Inc.†	118,456
8,505	McKesson Corp.	445,407
102,880	Medco Health Solutions, Inc.†	4,505,115
9,739	Medtronic, Inc.	471,075
15,482	Merck & Co., Inc.	587,542
2,297	Perrigo Co.	86,666
339,150	Pfizer, Inc.	7,098,409
3,497	Schering-Plough Corp.	50,392
1,266	Sepracor, Inc.†	24,712
71,000	Teva Pharmaceutical Industries, Ltd. ADR	3,279,490
35,339	UnitedHealth Group, Inc.	1,214,248
3,575	Varian Medical Systems, Inc.†	167,453
6,877	Watson Pharmaceuticals, Inc.†	201,634
20,494	WellPoint, Inc.†	904,400
5,977	Wyeth	249,600

		66,716,986

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Industrials — 8.8%
11,300	ABB, Ltd. ADR	$304,196
5,557	AGCO Corp.†	332,753
10,542	Allied Waste Industries, Inc.†	113,959
26,265	Boeing Co.(a)	1,953,328
2,560	Brink’s Co. (The)	171,981
26,384	Caterpillar, Inc.(a)	2,065,603
52	ChoicePoint, Inc.†	2,475
2,097	Copart, Inc.†	81,280
6,786	CSX Corp.	380,491
3,976	Cummins, Inc.	186,156
57,990	Deere & Co.	4,664,716
22,293	Emerson Electric Co.	1,147,198
12,553	FedEx Corp.	1,163,286
417	Flowserve Corp.	43,526
19,953	Fluor Corp.(a)	2,816,565
120,198	General Electric Co.	4,448,528
80,500	Honeywell International, Inc.	4,541,810
2,164	Hubbell, Inc., Class B	94,545
5,186	Ingersoll-Rand Co., Ltd., Class A	231,192
1,547	Joy Global, Inc.	100,803
562	Kansas City Southern†	22,542
1,271	KBR, Inc.	35,245
6,648	L-3 Communications Holdings, Inc.	726,892
16,416	Lockheed Martin Corp.(a)	1,630,109
26,613	Masco Corp.	527,736
2,398	Monster Worldwide, Inc.†	58,056
38,714	Northrop Grumman Corp.	3,012,336
1,110	Oshkosh Corp.	40,271
1,270	R.R. Donnelley & Sons Co.	38,494
3,712	Raytheon Co.	239,832
7,889	Robert Half International, Inc.	203,063
4,378	Ryder System, Inc.	266,664
55,291	Southwest Airlines Co.	685,608
35,100	Spirit Aerosystems Holdings, Inc., Class A†	778,518
792	SPX Corp.	83,081
1,506	Teleflex, Inc.	71,851
38,800	Textron, Inc.	2,150,296
399	Thomas & Betts Corp.†	14,512
1,924	Trane, Inc.	88,312
36,172	Tyco International, Ltd.	1,593,377
1,439	Union Pacific Corp.	180,422
11,433	Waste Management, Inc.	383,691

		37,675,299

Information Technology — 21.7%
3,183	Activision, Inc.†	86,928
18,925	Adobe Systems, Inc.†(a)	673,541
67,874	Affiliated Computer Services, Inc., Class A†	3,401,166
3,360	Agilent Technologies, Inc.†	100,229
876,016	Alcatel-Lucent ADR	5,045,852
43	Alliance Data Systems Corp.†	2,043
22,774	Analog Devices, Inc.	672,289
76,832	Apple, Inc.†	11,025,392

Shares		Value

Information Technology (continued)
11,209	Applied Materials, Inc.	$218,688
7,476	Arrow Electronics, Inc.†	251,567
2,096	Autodesk, Inc.†(a)	65,982
3,351	Avnet, Inc.†	109,678
14,831	BMC Software, Inc.†(a)	482,304
50,650	Broadcom Corp., Class A†	976,026
153,106	CA, Inc.(a)	3,444,885
337,145	Cisco Systems, Inc.†	8,121,823
12,786	Computer Sciences Corp.†	521,541
57,017	Dell, Inc.†	1,135,779
58,216	eBay, Inc.†	1,737,165
38,931	Electronic Data Systems Corp.	648,201
92,049	EMC Corp.†	1,319,983
1,526	Fiserv, Inc.†	73,385
21,311	Google, Inc., Class A†(a)	9,386,856
167,200	Hewlett-Packard Co.	7,634,352
125,992	Intel Corp.(a)	2,668,511
28,024	International Business Machines Corp.	3,226,683
2,958	Jabil Circuit, Inc.	27,983
8,569	Juniper Networks, Inc.†	214,225
6,896	Kla-Tencor Corp.	255,842
7,197	Lexmark International, Inc., Class A†	221,092
29,731	MEMC Electronic Materials, Inc.†	2,107,928
267,856	Microsoft Corp.	7,601,753
10,734	Molex, Inc.	248,599
4,026	National Semiconductor Corp.	73,756
1,279	NCR Corp.†	29,200
26,246	NetApp, Inc.†	526,232
103,700	Nokia Oyj ADR	3,300,771
16,964	Novell, Inc.†	106,704
7,667	Novellus Systems, Inc.†	161,390
122,087	NVIDIA Corp.†	2,416,102
73,566	Oracle Corp.†	1,438,951
10,284	QLogic Corp.†	157,859
49,600	Research In Motion, Ltd.†	5,566,608
18,517	Sun Microsystems, Inc.†	287,569
3,337	Sybase, Inc.†	87,763
65,935	Symantec Corp.†	1,095,840
8,817	Synopsys, Inc.†	200,234
59,793	Texas Instruments, Inc.	1,690,348
3,664	Total System Services, Inc.	86,690
20,881	Tyco Electronics, Ltd.	716,636
3,980	VeriSign, Inc.†	132,295
11,200	VMware, Inc., Class A†(a)	479,584
13,382	Western Digital Corp.†(a)	361,849
25,928	Yahoo!, Inc.†	750,097

		93,374,749

Materials — 3.8%
26,800	Air Products & Chemicals, Inc.(a)	2,465,600
2,175	Ashland, Inc.	102,877
4,683	Ball Corp.	215,137
890	Bemis Co., Inc.	22,633
2,884	CF Industries Holdings, Inc.(a)	298,840

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Materials (continued)
36,433	Dow Chemical Co. (The)(a)	$1,342,556
3,017	Eastman Chemical Co	188,412
23,894	Freeport-McMoRan Copper & Gold, Inc.	2,299,081
2,101	Lubrizol Corp.	116,627
68,609	Monsanto Co.	7,649,903
4,795	Nucor Corp.	324,813
4,944	Pactiv Corp.†	129,582
459	Reliance Steel & Aluminum Co.	27,476
5,534	Terra Industries, Inc.†	196,623
7,205	United States Steel Corp.	914,098

		16,294,258

Telecommunication Services — 1.8%
8,800	America Movil SAB de CV ADR, Series L	560,472
104,932	AT&T, Inc.	4,018,896
56	CenturyTel, Inc.	1,861
59,702	Sprint Nextel Corp.	399,406
5,700	Telephone & Data Systems, Inc.	223,839
74,740	Verizon Communications, Inc.	2,724,273

		7,928,747

Utilities — 1.8%
30,104	AES Corp. (The)†	501,833
24,835	Edison International	1,217,412
850	FirstEnergy Corp.	58,327
17,623	FPL Group, Inc.	1,105,667
63	ONEOK, Inc.	2,812
6,225	PG&E Corp.	229,204
309	Public Service Enterprise Group, Inc.	12,419
40,475	Sempra Energy	2,156,508
53,100	Wisconsin Energy Corp.	2,335,869

		7,620,051

Total Common Stock (Cost $453,484,306)		423,963,649

	Maturity Date	Par	Value
U.S. TREASURY OBLIGATIONS — 0.5%

U.S. Treasury Bills
1.34%(b)	07/17/08	$200,000	$199,193
1.64%(a)(b)	04/17/08	100,000	99,927
2.70%(b)	04/17/08	1,000,000	999,002
2.90%(b)	04/24/08	625,000	624,158
3.20%(b)	04/17/08	400,000	399,601

Total U.S. Treasury Obligations
(Cost $2,321,117)			2,321,881

Shares

MONEY MARKET FUND — 9.5%
40,841,471	PNC Institutional Money Market Trust 3.26%
	(Cost $40,841,471)(c)(d)	40,841,471

Total Investments — 108.5%
(Cost $496,646,894)		467,127,001
Other Assets & Liabilities, Net — (8.5)%		(36,751,396)

NET ASSETS — 100.0%		$430,375,605

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents annualized yield at date of purchase.
(c)	Represents seven day annualized yield.
(d)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST BALANCED FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.0%
6,187,291	Wilshire Variable Insurance Trust Equity Fund*	$125,911,381
7,687,837	Wilshire Variable Insurance Trust Income Fund*	94,406,639

Total Investments in Underlying Funds
(Cost $217,715,882)		220,318,020

Other Assets & Liabilities, Net — 0.0%		(1,072)

NET ASSETS — 100.0%		$220,316,948

*	Affiliated fund.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Maturity Date	Par	Value
ASSET BACKED SECURITIES — 4.7%

Amortizing Residential Collateral Trust
2.88%(a)	01/01/32	$38,754	$34,110
Bayview Financial Acquisition Trust
3.35%(a)	02/28/44	119,877	105,943
Conseco Finance Securitizations Corp.
8.50%(a)	03/01/33	435,854	38,486
Countrywide Home Equity Loan Trust
2.99%(a)	05/15/36	541,483	442,821
Delta Funding Home Equity Loan Trust
7.04%	06/25/27	10,533	10,509
Green Tree Financial Corp.
9.15%	01/15/18	30,011	23,792
Green Tree Home Improvement Loan Trust
7.60%	07/15/20	7,290	5,034
Green Tree Recreational Equipment & Consumer Trust
7.25%	03/15/29	43,762	28,629
Lehman XS Trust
2.86%(a)	02/25/46	339,220	257,241
Morgan Stanley Mortgage Loan Trust
2.75%(a)	03/25/36	207,575	159,246
MSDWCC Heloc Trust
2.79%(a)	07/25/17	22,048	18,711
SACO I, Inc.
2.73%(a)	06/25/36	296,962	107,422
2.77%(a)	03/25/36	235,236	117,811
2.88%(a)	09/25/35	89,041	84,024
Salomon Brothers Mortgage Securities VII
2.90%(a)	03/25/32	60,634	58,818
Securitized Asset Backed Receivables LLC Trust
2.83%(a)	02/25/37	1,156,984	922,788
SG Mortgage Securities Trust
2.84%(a)	12/25/36	1,113,837	914,694
WAMU Asset-Backed Certificates
2.69%(a)	05/25/47	1,024,216	964,037
2.77%(a)	05/25/47	1,300,000	942,376
2.89%(a)	05/25/47	1,300,000	677,511

Total Asset Backed Securities
(Cost $7,989,391)			5,914,003

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
American Home Mortgage Assets
2.83%(a)	05/25/46	293,604	188,208
Asset Securitization Corp.
6.60%(a)	02/14/43	100,000	104,831
Banc of America Commercial Mortgage, Inc.
5.66%(a)	06/10/49	60,000	59,226
Banc of America Funding Corp.
5.18%(a)	09/20/35	2,056,969	2,042,458

	Maturity Date	Par	Value

Banc of America Mortgage Securities
6.81%(a)	02/25/34	$31,529	$31,956
Bear Stearns Adjustable Rate Mortgage Trust
6.79%(a)	11/25/34	111,651	114,449
6.99%(a)	02/25/34	92,227	80,755
Bear Stearns Commercial Mortgage Securities
5.41%(a)	12/11/40	500,000	501,975
Citigroup Mortgage Loan Trust, Inc.
5.74%(a)	09/25/34	108,218	107,476
6.74%(a)	02/25/34	127,392	126,482
Countrywide Alternative Loan Trust
2.75%(a)	03/20/46	550,979	417,845
2.91%(a)	10/25/35	150,905	125,206
6.86%(a)	09/25/34	153,828	149,193
Fannie Mae
5.50%	04/01/36	1,300,000	1,312,187
First Horizon Asset Securities, Inc.
6.43%(a)	02/25/35	552,415	533,046
GE Capital Commercial Mortgage Corp.
5.54%	12/10/49	210,000	205,354
Ginnie Mae
6.50%	05/01/38	2,300,000	2,387,508
Greenpoint Mortgage Funding Trust
2.81%(a)	04/25/36	775,520	588,427
Harborview Mortgage Loan Trust
2.71%(a)	03/19/38	1,168,981	885,466
2.78%(a)	05/19/35	174,548	137,288
Homebanc Mortgage Trust
2.90%(a)	05/25/37	223,331	180,825
Impac CMB Trust
2.87%(a)	05/25/35	167,259	133,178
Indymac Index Mortgage Loan Trust
2.72%(a)	07/25/36	463,164	297,814
2.80%(a)	06/25/47	416,418	309,794
2.86%(a)	06/25/35	788,250	610,855
5.10%(a)	09/25/35	93,943	72,036
6.26%(a)	11/25/37	153,961	147,341
6.85%(a)	03/25/35	177,188	124,030
JPMorgan Chase Commercial Mortgage Securities Corp.
5.29%(a)	01/12/43	100,000	100,059
5.42%	01/15/49	110,000	106,438
5.43%	12/12/43	450,000	440,883
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	500,000	490,630
Luminent Mortgage Trust
2.79%(a)	05/25/46	352,534	266,547
Master Adjustable Rate Mortgages Trust
2.80%(a)	05/25/47	1,051,655	791,829
5.32%(a)	12/25/46	327,786	219,870
6.98%(a)	12/25/34	26,147	26,313
Morgan Stanley Capital I
4.99%	08/13/42	240,000	235,828

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2008 (Unaudited)

	Maturity Date	Par	Value
5.69%(a)	04/15/49	$1,200,000	$1,181,583
Morgan Stanley Mortgage Loan Trust
5.48%(a)	07/25/35	234,212	239,434
6.08%(a)	08/25/34	170,158	172,275
Prime Mortgage Trust
8.00%	07/25/34	245,551	250,783
Residential Accredit Loans, Inc.
2.69%(a)	10/25/46	408,337	378,015
Residential Asset Securitization Trust
4.75%	02/25/19	849,538	843,963
Structured Adjustable Rate Mortgage Loan Trust
5.19%(a)	01/25/35	178,316	180,769
7.32%(a)	11/25/34	166,058	158,291
Thornburg Mortgage Securities Trust
6.22%(a)	09/25/37	490,749	456,472
6.22%(a)	09/25/37	452,861	408,617
WAMU Mortgage Pass-Through Certificates
2.83%(a)	04/25/45	163,334	116,990
4.83%(a)	10/25/35	481,730	466,823
Washington Mutual MSC Mortgage Pass-Through Certificates
5.58%(a)	01/25/35	88,692	87,731
Wells Fargo Mortgage Backed Securities Trust
3.54%(a)	09/25/34	470,000	466,809
5.24%(a)	04/25/36	133,197	131,946
Zuni Mortgage Loan Trust
2.73%(a)	08/25/36	167,502	158,802

Total Collateralized Mortgage Obligations
(Cost $22,369,876)			20,352,909

CORPORATE BONDS — 21.3%

Consumer Discretionary — 2.1%
Boyd Gaming Corp.
6.75%	04/15/14	10,000	8,200
7.13%	02/01/16	10,000	8,050
Caesars Entertainment, Inc.
8.13%	05/15/11	12,000	10,080
CCH I Holdings LLC
11.00%	10/01/15	50,000	34,750
Clear Channel Communications, Inc.
4.25%	05/15/09	50,000	48,500
4.90%	05/15/15	10,000	6,700
5.50%	09/15/14	80,000	57,600
Comcast Corp.
6.50%	01/15/15	665,000	680,999
6.50%	01/15/17	200,000	204,264
CSC Holdings, Inc.
7.63%	04/01/11	20,000	19,775
7.88%	02/15/18	16,000	14,800
Daimler Finance NA LLC
6.50%	11/15/13	30,000	31,623
7.30%	01/15/12	135,000	144,138

	Maturity Date	Par	Value

Consumer Discretionary (continued)
DI Finance/DynCorp International
9.50%	02/15/13	$10,000	$10,225
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%	03/15/13	20,000	20,275
Echostar DBS Corp.
7.00%	10/01/13	20,000	18,850
7.13%	02/01/16	50,000	46,625
Ford Motor Co.
7.45%	07/16/31	200,000	132,000
Ford Motor Co., Cnv.
4.25%(b)	12/15/36	20,000	17,150
General Motors Corp.
8.25%	07/15/23	70,000	49,000
8.38%	07/05/33	30,000	31,733
Hertz Corp.
8.88%	01/01/14	35,000	33,162
10.50%	01/01/16	15,000	14,044
Idearc, Inc.
8.00%	11/15/16	95,000	61,513
Inn of the Mountain Gods Resort & Casino
12.00%	11/15/10	10,000	9,700
J.C. Penney Corp., Inc.
7.40%	04/01/37	10,000	9,243
Lamar Media Corp.
7.25%	01/01/13	6,000	5,700
MGM Mirage, Inc.
6.75%	09/01/12	10,000	9,275
7.63%	01/15/17	70,000	63,700
8.50%	09/15/10	50,000	51,625
Mohegan Tribal Gaming Authority
8.00%	04/01/12	5,000	4,575
Oxford Industries, Inc.
8.88%	06/01/11	10,000	9,500
RH Donnelley Corp.
8.88%(c)	10/15/17	30,000	18,750
Service Corp. International
6.75%	04/01/16	30,000	29,025
7.50%	04/01/27	30,000	25,500
Station Casinos, Inc.
6.00%	04/01/12	20,000	16,400
7.75%	08/15/16	70,000	56,350
Suburban Propane Partners LP
6.88%	12/15/13	30,000	29,250
Time Warner, Inc.
6.50%	11/15/36	130,000	119,266
6.88%	05/01/12	400,000	412,935
TL Aquisitions, Inc.
10.50%(c)	01/15/15	40,000	34,400
Visteon Corp.
8.25%	08/01/10	60,000	49,050

			2,658,300

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2008 (Unaudited)

	Maturity Date	Par	Value

Consumer Staples — 0.1%
Reynolds American, Inc.
6.75%	06/15/17	$90,000	$91,032

Energy — 3.3%
Anadarko Petroleum Corp.
3.20%(a)	09/15/09	150,000	147,161
6.45%	09/15/36	390,000	397,158
Chesapeake Energy Corp.
6.25%	01/15/18	25,000	23,875
6.38%	06/15/15	10,000	9,700
Complete Production Services, Inc.
8.00%	12/15/16	75,000	72,000
ConocoPhillips
4.75%	10/15/12	80,000	83,069
Dynegy Holdings, Inc.
7.75%	06/01/19	115,000	107,525
El Paso Corp.
7.00%	06/15/17	280,000	287,983
7.75%	01/15/32	40,000	41,081
7.80%	08/01/31	611,000	627,338
Energy Transfer Partners LP
6.70%	07/01/18	160,000	161,197
Hess Corp.
7.30%	08/15/31	297,000	334,622
7.88%	10/01/29	60,000	71,204
Kerr-McGee Corp.
6.95%	07/01/24	10,000	10,601
7.88%	09/15/31	155,000	181,507
Kinder Morgan Energy Partners LP
5.00%	12/15/13	25,000	24,649
5.95%	02/15/18	40,000	39,615
6.00%	02/01/17	150,000	149,275
6.30%	02/01/09	20,000	20,391
6.75%	03/15/11	20,000	20,952
6.95%	01/15/38	50,000	49,068
7.13%	03/15/12	5,000	5,312
Peabody Energy Corp.
6.88%	03/15/13	28,000	28,420
Pemex Project Funding Master Trust
6.63%	06/15/35	207,000	214,220
Pride International, Inc.
7.38%	07/15/14	20,000	20,800
Southern Natural Gas Co.
5.90%(c)	04/01/17	30,000	29,326
8.00%	03/01/32	75,000	81,945
Tennessee Gas Pipeline Co.
7.63%	04/01/37	150,000	157,092
Williams Cos., Inc.
7.50%	01/15/31	363,000	378,428
7.75%	06/15/31	80,000	85,000
XTO Energy, Inc.
7.50%	04/15/12	296,000	327,840

			4,188,354

	Maturity Date	Par	Value

Financials — 9.7%
American Express Co.
6.80%(a)	09/01/66	$115,000	$108,126
American General Finance Corp.
6.90%	12/15/17	320,000	312,728
American International Group, Inc.
5.85%	01/16/18	40,000	39,254
6.25%	03/15/37	200,000	162,021
BAC Capital Trust XIV
5.63%(a)	03/15/12	10,000	7,312
Bank of America Corp.
5.38%	08/15/11	280,000	292,057
5.75%	12/01/17	50,000	51,742
Bear Stearns Cos., Inc. (The)
7.25%	02/01/18	350,000	361,687
Citigroup, Inc.
4.13%	02/22/10	400,000	396,169
5.00%	09/15/14	245,000	230,894
6.88%	03/05/38	320,000	319,774
Countrywide Home Loans, Inc.
5.63%	07/15/09	500,000	458,721
Ford Motor Credit Co. LLC
5.80%	01/12/09	80,000	76,215
6.63%	06/16/08	50,000	49,435
7.38%	10/28/09	270,000	246,006
7.38%	02/01/11	60,000	50,032
8.00%	12/15/16	420,000	328,778
8.05%(a)	06/15/11	103,000	81,760
Forest City Enterprises, Inc.
6.50%	02/01/17	8,000	7,200
General Electric Capital Corp.
6.38%(a)	11/15/67	420,000	410,978
GMAC LLC
5.13%	05/09/08	150,000	149,120
5.63%	05/15/09	800,000	729,043
5.85%	01/14/09	210,000	195,824
6.88%	09/15/11	560,000	428,604
7.25%	03/02/11	165,000	129,915
7.75%	01/19/10	590,000	510,330
Goldman Sachs Capital II
5.79%(a)	06/01/12	20,000	13,322
Goldman Sachs Group, Inc.
6.60%	01/15/12	290,000	306,619
HSBC Finance Corp.
4.63%	09/15/10	400,000	394,695
6.38%	11/27/12	40,000	40,513
6.50%	11/15/08	213,000	215,543
JPMorgan Chase & Co.
5.13%	09/15/14	595,000	587,890
5.15%	10/01/15	200,000	196,457
5.75%	01/02/13	195,000	203,710
Lehman Brothers Holdings Capital Trust V
5.86%(a)	11/29/49	200,000	126,500
Lehman Brothers Holdings, Inc.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2008 (Unaudited)

	Maturity Date	Par	Value

Financials (continued)
6.20%	09/26/14	$80,000	$78,906
6.50%	07/19/17	160,000	151,943
6.75%	12/28/17	340,000	326,847
MetLife, Inc.
6.40%	12/15/36	40,000	31,786
Mizuho JGB Investment LLC
9.87%(a)(c)	12/29/49	210,000	210,873
Mizuho Preferred Capital Co. LLC
8.79%(a)(c)	12/29/49	360,000	361,775
Morgan Stanley
3.63%	04/01/08	40,000	40,000
4.40%(a)	10/18/16	40,000	36,025
5.63%	01/09/12	300,000	302,243
5.75%	08/31/12	70,000	71,267
Residential Capital LLC
6.18%(a)	05/22/09	70,000	39,900
6.50%	06/01/12	20,000	9,800
7.10%(a)	04/17/09	30,000	17,100
8.00%	02/22/11	310,000	151,900
SLM Corp.
5.00%	10/01/13	355,000	267,209
5.00%	04/15/15	10,000	7,125
5.05%	11/14/14	50,000	36,364
5.13%(a)	04/01/09	220,000	210,100
5.38%	05/15/14	345,000	258,912
5.63%	08/01/33	35,000	23,864
Suntrust Capital VIII
6.10%(a)	12/15/36	50,000	39,590
Suntrust Preferred Capital I
5.85%(a)	12/15/11	60,000	44,468
Travelers Cos., Inc. (The)
6.25%(a)	03/15/37	270,000	238,146
Unilever Capital Corp.
7.13%	11/01/10	55,000	60,304
Ventas Realty LP/Ventas Capital Corp. REIT
6.75%	06/01/10	10,000	10,012
8.75%	05/01/09	20,000	20,300
9.00%	05/01/12	10,000	10,525
Wachovia Capital Trust III
5.80%(a)	12/29/49	80,000	57,000
Wachovia Corp.
5.63%	10/15/16	690,000	658,286
Wells Fargo & Co.
5.00%	11/15/14	5,000	5,023
5.30%	08/26/11	90,000	93,189
Wells Fargo Capital
5.95%	12/15/36	100,000	90,099

			12,179,855

Health Care — 0.6%
AmerisourceBergen Corp.
5.88%	09/15/15	20,000	19,639
Community Health Systems, Inc.

	Maturity Date	Par	Value

Health Care (continued)
8.88%	07/15/15	$80,000	$80,300
DaVita, Inc.
6.63%	03/15/13	45,000	43,650
HCA, Inc.
6.25%	02/15/13	14,000	12,180
6.50%	02/15/16	79,000	66,558
7.69%	06/15/25	30,000	23,776
9.13%	11/15/14	10,000	10,300
9.25%	11/15/16	60,000	62,250
HCA, Inc. PIK
9.63%	11/15/16	20,000	20,750
Tenet Healthcare Corp.
6.38%	12/01/11	121,000	109,202
9.25%	02/01/15	71,000	66,385
UnitedHealth Group, Inc.
6.00%	02/15/18	40,000	39,181
Wellpoint, Inc.
5.88%	06/15/17	20,000	19,575
Wyeth
5.95%	04/01/37	200,000	195,411

			769,157

Industrials — 1.1%
Delta Air Lines, Inc.
6.82%(c)	08/10/22	97,284	93,393
7.57%	11/18/10	200,000	196,500
DRS Technologies, Inc.
6.63%	02/01/16	10,000	9,775
Eastman Kodak Co.
7.25%	11/15/13	35,000	33,425
Graham Packaging Co., Inc.
8.50%	10/15/12	40,000	36,000
9.88%	10/15/14	15,000	12,600
Kansas City Southern Railway Corp.
9.50%	10/01/08	23,000	23,316
Norfolk Southern Corp.
6.20%	04/15/09	90,000	92,631
Terex Corp.
7.38%	01/15/14	20,000	19,800
United Parcel Service, Inc.
4.50%	01/15/13	380,000	393,703
Waste Management, Inc.
6.88%	05/15/09	425,000	435,998

			1,347,141

Information Technology — 0.1%
Electronic Data Systems Corp.
7.13%	10/15/09	10,000	10,199
Freescale Semiconductor, Inc.
8.88%	12/15/14	20,000	15,650
Sungard Data Systems, Inc.
9.13%	08/15/13	40,000	40,400
Xerox Corp.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2008 (Unaudited)

	Maturity Date	Par	Value

Information Technology (continued)
6.75%	02/01/17	$10,000	$10,556

			76,805

Materials — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17	60,000	63,675
Georgia Gulf Corp.
9.50%	10/15/14	10,000	7,725
PPG Industries, Inc.
5.75%	03/15/13	30,000	30,949
6.65%	03/15/18	30,000	31,790
Steel Dynamics, Inc.
6.75%	04/01/15	60,000	58,800
7.38%(c)	11/01/12	15,000	15,150
Westlake Chemical Corp.
6.63%	01/15/16	12,000	10,500
Weyerhaeuser Co.
6.75%	03/15/12	125,000	131,428

			350,017

Telecommunication Services — 0.7%
AT&T, Inc.
5.10%	09/15/14	80,000	79,478
BellSouth Capital Funding Corp.
7.88%	02/15/30	160,000	176,821
BellSouth Corp.
4.75%	11/15/12	10,000	10,029
Citizens Communications Co.
7.88%	01/15/27	55,000	47,162
9.25%	05/15/11	10,000	10,350
Intelsat Corp.
9.00%	06/15/16	5,000	5,037
Level 3 Financing, Inc.
9.25%	11/01/14	25,000	20,438
New Cingular Wireless Services, Inc.
8.13%	05/01/12	85,000	95,123
News America, Inc.
6.65%(c)	11/15/37	10,000	10,085
Nextel Communications, Inc.
5.95%	03/15/14	15,000	11,100
7.38%	08/01/15	20,000	15,400
Qwest Communications International, Inc.
6.57%(a)	02/15/09	13,000	12,870
7.50%	02/15/14	28,000	26,320
Qwest Corp.
5.63%	11/15/08	30,000	29,850
6.88%	09/15/33	20,000	16,000
Sprint Capital Corp.
6.90%	05/01/19	230,000	181,125
8.38%	03/15/12	40,000	37,000
8.75%	03/15/32	25,000	21,125
Verizon Global Funding Corp.
4.38%	06/01/13	35,000	34,219

	Maturity Date	Par	Value

Telecommunication Services (continued)
Windstream Corp.
8.63%	08/01/16	$85,000	$83,512

			923,044

Utilities — 3.3%
AES Corp. (The)
7.75%	03/01/14	3,000	3,019
7.75%	10/15/15	70,000	70,525
8.00%	10/15/17	400,000	405,000
8.88%	02/15/11	19,000	19,903
9.38%	09/15/10	63,000	66,622
9.50%	06/01/09	68,000	70,176
Dominion Resources, Inc.
4.75%	12/15/10	30,000	30,703
5.70%	09/17/12	260,000	272,271
Duke Energy Carolinas LLC
5.63%	11/30/12	380,000	404,026
Edison Mission Energy
7.00%	05/15/17	60,000	59,700
7.20%	05/15/19	80,000	79,000
7.63%	05/15/27	40,000	37,600
Energy Future Holdings Corp.
5.55%	11/15/14	40,000	31,234
6.50%	11/15/24	70,000	49,705
6.55%	11/15/34	200,000	141,196
Energy Future Holdings Corp., PIK
11.25%(c)	11/01/17	1,400,000	1,386,000
Exelon Corp.
5.63%	06/15/35	210,000	184,665
FirstEnergy Corp.
6.45%	11/15/11	150,000	157,014
7.38%	11/15/31	360,000	391,608
NRG Energy, Inc.
7.25%	02/01/14	55,000	54,313
7.38%	02/01/16	35,000	34,300
7.38%	01/15/17	20,000	19,450
Pacific Gas & Electric Co.
5.80%	03/01/37	10,000	9,461
6.05%	03/01/34	220,000	215,673

			4,193,164

Total Corporate Bonds
(Cost $27,968,760)			26,776,869

FOREIGN BONDS — 9.7%

Bermuda — 0.0%
Intelsat, Ltd.
9.25%(d)	06/15/16	15,000	15,112

Canada — 0.5%
Anadarko Finance Co.
6.75%(d)	05/01/11	200,000	213,622
Canadian Government Bond
4.00%(d)	12/01/31	30,000	52,486

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

	Maturity Date	Par	Value

Canada (continued)
Conoco Funding Co.
6.35%(d)	10/15/11	$70,000	$76,267
7.25%(d)	10/15/31	35,000	40,820
Hydro Quebec
6.30%(d)	05/11/11	60,000	65,592
OPTI Canada, Inc.
7.88%	12/15/14	70,000	68,425
8.25%	12/15/14	45,000	44,550
Rogers Cable, Inc.
6.75%(d)	03/15/15	10,000	9,961
Rogers Wireless, Inc.
6.38%(d)	03/01/14	10,000	9,915
Sun Media Corp.
7.63%(d)	02/15/13	10,000	9,450

			591,088

Cayman Islands — 0.7%
MUFG Capital Finance 1, Ltd.
6.35%(a)(d)	07/29/49	100,000	81,490
Petrobras International Finance Co.
6.13%(d)	10/06/16	100,000	99,720
Systems 2001 Asset Trust LLC
6.66%(c)(d)	09/15/13	360,738	371,797
Vale Overseas, Ltd.
6.88%(d)	11/21/36	385,000	375,650

			928,657

France — 1.8%
Compagnie Generale de Geophysique - Veritas
7.50%(d)	05/15/15	25,000	25,375
7.75%(d)	05/15/17	70,000	71,050
France Government Bond OAT
3.75%(e)	04/25/17	1,430,000	2,203,439

			2,299,864

Germany — 0.6%
Bundesrepublik Deutschland
3.75%(e)	01/04/15	240,000	377,803
3.75%(e)	01/04/17	250,000	389,676

			767,479

Japan — 0.1%
Aiful Corp.
6.00%(c)(d)	12/12/11	200,000	185,490

Luxembourg — 1.1%
FMC Finance III SA
6.88%	07/15/17	145,000	145,000
Telecom Italia Capital SA
4.95%(d)	09/30/14	40,000	36,402
5.25%(d)	11/15/13	35,000	32,704
5.25%(d)	10/01/15	210,000	190,786
Tyco International Group SA
6.00%(d)	11/15/13	220,000	220,917

	Maturity Date	Par	Value

Luxembourg (continued)
6.13%(d)	11/01/08	$60,000	$60,449
6.13%(d)	01/15/09	10,000	10,114
6.38%(d)	10/15/11	100,000	99,649
6.75%(d)	02/15/11	80,000	84,300
6.88%(d)	01/15/29	150,000	146,658
7.00%(d)	06/15/28	378,000	362,981

			1,389,960

Marshall Islands — 0.0%
Teekay Corp.
8.88%(d)	07/15/11	19,000	20,092

Mexico — 0.7%
America Movil SAB de CV
5.63%(d)	11/15/17	120,000	118,634
Mexico Government International Bond
6.75%(d)	09/27/34	642,000	716,151

			834,785

Netherlands — 0.4%
Deutsche Telekom International Finance BV
5.75%(d)	03/23/16	195,000	192,792
Royal KPN NV
8.00%(d)	10/01/10	230,000	246,963

			439,755

Norway — 1.6%
Eksportfinans A/S
5.50%(d)	06/26/17	1,800,000	1,977,403

Russia — 0.9%
Russia Government International Bond STEP
7.50%(a)(d)	03/31/30	994,950	1,145,685

Sweden — 1.1%
Svensk Exportkredit AB
4.88%(d)	09/29/11	1,300,000	1,381,587

United Kingdom — 0.2%
British Telecommunications PLC
8.63%(d)	12/15/10	140,000	153,967
Royal Bank of Scotland Group PLC
7.64%(a)(d)	03/31/49	100,000	86,119

			240,086

Total Foreign Bonds (Cost $11,333,557)			12,217,043

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 43.5%

Fannie Mae — 32.0%
5.00%	04/01/23	4,300,000	4,340,312
5.00%	04/01/37	24,200,000	23,950,450
5.38%(a)	08/01/37	534,496	542,917
5.50%	04/01/21	4,100,000	4,184,563
5.50%	11/01/21	95,109	97,172
5.50%	02/01/22	95,562	97,635
5.50%	09/01/35	2,929,731	2,960,306

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

	Maturity Date	Par	Value

Fannie Mae (continued)
5.50%	04/01/36	$1,324,119	$1,321,385
5.50%	11/01/36	864,851	873,877
5.50%	08/01/37	960,410	970,432
6.04%(a)	01/01/37	746,868	770,507
6.50%	11/01/37	135,148	140,088
7.00%	05/01/32	67,477	72,233

			40,321,877

Federal Home Loan Bank — 0.1%
5.93%	04/09/08	100,000	100,077

			100,077

Freddie Mac — 8.7%
5.00%	08/01/33	963,165	956,481
5.00%	09/01/33	289,289	287,282
5.00%	09/01/33	649,665	645,157
5.00%	09/01/33	313,097	310,924
5.00%	10/01/33	631,179	626,799
5.00%	04/01/36	500,000	495,000
5.25%	07/18/11	200,000	215,048
5.50%	10/01/35	301,091	304,613
5.50%	11/01/37	1,539,519	1,556,468
5.50%	01/01/38	2,722,256	2,751,528
5.57%(a)	01/01/38	1,279,317	1,300,446
5.63%	11/23/35	190,000	197,870
5.64%(a)	05/01/37	1,253,503	1,275,157

			10,922,773

Ginnie Mae — 2.7%
5.50%	01/01/36	1,700,000	1,732,937
5.50%	05/15/36	180,704	184,539
6.00%	05/15/33	166,244	171,816
6.00%	03/15/35	925,893	956,925
6.00%	03/15/37	344,105	355,638

			3,401,855

Total U.S. Government & Agency Obligations (Cost $53,916,857)			54,746,582

U.S. TREASURY OBLIGATIONS — 14.3%
United States Treasury Notes & Bonds
1.75%(f)	01/15/28	800,000	798,931
1.88%(f)	07/15/15	380,000	445,067
2.00%(f)	01/15/26	1,155,000	1,266,143
2.38%(f)	04/15/11	170,000	194,201
2.38%(f)	01/15/27	515,000	588,306
3.50%	02/15/18	2,050,000	2,061,851

	Maturity Date	Par	Value

3.63%(f)	04/15/28	$310,000	$524,527
3.88%(f)	04/15/29	380,000	659,461
4.63%	07/31/12	3,050,000	3,334,031
4.75%	08/15/17	5,110,000	5,653,735
4.75%	02/15/37	1,890,000	2,032,784
5.71%(g)	11/15/21	890,000	488,665

Total U.S. Treasury Obligations (Cost $16,946,740)			18,047,702

Shares

PREFERRED STOCK — 0.6%

10,775	Fannie Mae	259,139
500	Fannie Mae, Series O	22,656
6,250	General Motors Convertible Series B
	5.25%	101,438
2,000	General Motors Convertible Series C 6.25%	33,000
14,850	Freddie Mac, Series Z	362,340

Total Preferred Stock (Cost $828,986)		778,573

Total Investments — 110.3%
(Cost $141,354,167)		$138,833,681
Other Assets & Liabilities, Net — (10.3)%		(13,000,405)

NET ASSETS — 100.0%		$125,833,276

PIK - Payment in Kind.
STEP - Step Coupon Bond
(a)	Variable rate security. The interest rate represents the rate at March 31, 2008.
(b)	When issued.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At March 31, 2008, these liquid securities amounted to $2,717,039 or 2.16% of net assets.

(d)	Foreign security denominated in U.S. Dollars.
(e)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(f)	Inflation protection security. Principal amount periodically adjusted for inflation.
(g)	Zero coupon bond. The interest rate represents the yield at time of purchase.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Maturity Date	Par	Value
CERTIFICATE OF DEPOSIT — 1.1%

Financials — 1.1%
HSBC Bank USA
3.29%(a)
(Cost $102,656)	07/28/08	$100,000	$100,105

COMMERCIAL PAPER — 6.8%

Financials — 6.8%
Bank of Scotland PLC
3.30%(b)	04/09/08	200,000	199,862
JP Morgan Chase & Co.
4.57%(b)	04/02/08	151,000	151,000
Lehman Brothers Holdings, Inc.
2.85%(b)	09/10/08	150,000	148,152
Swedbank
4.73%(b)	04/01/08	150,000	150,000

Total Commercial Paper (Cost $648,910)			649,014

CORPORATE BONDS — 0.7%

Health Care — 0.7%
Bristol-Myers Squibb Co.
4.00%
(Cost $70,086)	08/15/08	70,000	70,035

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.8%

Fannie Mae — 3.3%
2.51%(b)	07/16/08	100,000	99,402

	Maturity Date	Par	Value

Fannie Mae (continued)
2.53%(b)	08/06/08	$100,000	$99,284
2.68%(b)	05/19/08	100,000	99,774
2.70%(b)	04/16/08	20,000	19,979

			318,439

Federal Home Loan Bank — 4.2%
2.48%(b)	07/30/08	150,000	148,985
2.56%(b)	07/21/08	250,000	248,435

			397,420

Freddie Mac — 1.3%
2.62%(b)	06/16/08	100,000	99,574
2.77%(b)	05/23/08	25,000	24,947

			124,521

Total U.S. Government & Agency
Obligations (Cost $839,188)			840,380

Total Investments — 17.4%
(Cost $1,660,840)			1,659,534
Other Assets & Liabilities, Net — 82.6%			7,899,313

NET ASSETS — 100.0%			$9,558,847

(a)	Variable rate security. The interest rate represents the rate at March 31, 2008.
(b)	Represents annualized yield at date of purchase.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK — 95.3%

Consumer Discretionary — 17.4%
766	1-800-FLOWERS.COM, Inc., Class A†	$6,519
829	99 Cents Only Stores†	8,199
542	A.C. Moore Arts & Crafts, Inc.†	3,696
891	Aaron Rents, Inc.	19,192
18,481	Aeropostale, Inc.†	501,020
525	AFC Enterprises†	4,720
498	Ambassadors Group, Inc.	9,407
105	Ambassadors International, Inc.(a)	778
7,139	American Public Education, Inc.†	216,811
12,007	Amerigon, Inc.†	177,704
344	Ameristar Casinos, Inc.	6,278
895	Arbitron, Inc.	38,628
1,689	Bally Technologies, Inc.†	58,000
18,578	Bebe Stores, Inc.	199,714
349	Benihana, Inc., Class A†	3,933
719	Big 5 Sporting Goods Corp.	6,306
20,476	BJ’s Restaurants, Inc.†	295,059
425	Blue Nile, Inc.†(a)	23,014
101	Blyth, Inc.	1,992
101	Bon-Ton Stores, Inc. (The)(a)	552
830	Bright Horizons Family Solutions, Inc.†	35,723
650	Brown Shoe Co., Inc.	9,796
445	Buckle, Inc. (The)	19,905
486	Buffalo Wild Wings, Inc.†	11,907
497	Build-A-Bear Workshop, Inc.†	4,518
161	Cabela’s, Inc.†(a)	2,280
230	Cache, Inc.†	2,597
812	California Pizza Kitchen, Inc.†	10,645
10,341	Capella Education Co.†	564,619
315	Carrols Restaurant Group, Inc.†	2,813
1,852	Carter’s, Inc.†	29,910
1,047	Casual Male Retail Group, Inc.†	4,397
243	Cato Corp. (The), Class A	3,630
424	CBRL Group, Inc.	15,166
342	CEC Entertainment, Inc.†	9,877
2,054	Champion Enterprises, Inc.†	20,602
17,594	Charlotte Russe Holding, Inc.†	305,080
173	Cherokee, Inc.(a)	5,825
713	Childrens Place Retail Stores, Inc. (The)†	17,511
1,040	Chipotle Mexican Grill, Inc., Class B†	100,974
1,147	Christopher & Banks Corp.	11,459
408	Cinemark Holdings, Inc.	5,218
2,114	Citadel Broadcasting Corp.	3,509
439	Citi Trends, Inc.†	8,100
1,814	CKE Restaurants, Inc.	20,353
1,101	CKX, Inc.†	10,482
248	Coinstar, Inc.†	6,979
925	Collective Brands, Inc.†	11,211
99	Columbia Sportswear Co.(a)	4,359
24	Conn’s, Inc.†(a)	391
2,747	Corinthian Colleges, Inc.†	19,861

Shares		Value

Consumer Discretionary (continued)
165	CPI Corp.(a)	$2,850
280	Crown Media Holdings, Inc., Class A†(a)	1,448
82	CSK Auto Corp.†	763
418	Cumulus Media, Inc., Class A†	2,667
3,051	Deckers Outdoor Corp.†	328,959
2,970	Denny’s Corp.†	8,851
1,901	DeVry, Inc.	79,538
14,954	Dolan Media Co.†	300,725
495	Dover Downs Gaming & Entertainment, Inc.	4,212
1,149	Dress Barn, Inc.†	14,868
575	Drew Industries, Inc.†(a)	14,065
513	DSW, Inc., Class A†	6,643
911	Entravision Communications Corp., Class A†	6,067
70	Ethan Allen Interiors, Inc.	1,990
208	FGX International Holdings, Ltd.†	2,488
2,031	Fleetwood Enterprises, Inc.†(a)	9,343
12,743	Fossil, Inc.†	389,171
415	Gaiam, Inc., Class A†	7,188
88	Gander Mountain Co.†(a)	535
561	Gaylord Entertainment Co.†	16,993
7,264	Gemstar-TV Guide International, Inc.†	34,141
601	Genesco, Inc.†(a)	13,889
386	G-III Apparel Group, Ltd.†	5,180
547	Global Sources, Ltd.†(a)	8,123
633	GSI Commerce, Inc.†	8,324
909	Gymboree Corp.†	36,251
922	Harris Interactive, Inc.†	2,517
3,170	Hayes Lemmerz International, Inc.†	8,844
204	Heelys, Inc.†(a)	875
82	hhgregg, Inc.†	922
6,434	Hibbett Sports, Inc.†	99,341
709	HOT Topic, Inc.†	3,056
1,607	Iconix Brand Group, Inc.†	27,881
240	Ihop Corp.(a)	11,496
404	Interactive Data Corp.	11,502
1,268	INVESTools, Inc.†(a)	13,935
487	iRobot Corp.†(a)	8,333
51	Isle of Capri Casinos, Inc.†	365
7,000	J. Crew Group, Inc.†(a)	309,190
1,026	Jack in the Box, Inc.†	27,569
744	Jackson Hewitt Tax Service, Inc.	8,534
75	Jo-Ann Stores, Inc.†	1,105
573	Jos. A. Bank Clothiers, Inc.†(a)	11,747
424	Knology, Inc.†	5,491
2,049	Krispy Kreme Doughnuts, Inc.†(a)	6,249
266	K-Swiss, Inc., Class A	4,208
290	Lakes Entertainment, Inc.†	1,282
810	Lear Corp.†	20,987
29	Libbey, Inc.	488
1,061	Life Time Fitness, Inc.†(a)	33,114
67	Lifetime Brands, Inc.(a)	599
107	Lincoln Educational Services Corp.†	1,284

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
174	Live Nation, Inc.†	$2,111
3,568	LKQ Corp.†	80,173
511	Lodgenet Entertainment Corp.†	3,112
225	Lululemon Athletica, Inc.†(a)	6,397
446	Maidenform Brands, Inc.†	7,256
240	Marcus Corp.	4,608
59	Marine Products Corp.	477
842	Martha Stewart Living Omnimedia, Class A†	6,256
1,055	Marvel Entertainment, Inc.†(a)	28,263
1,002	Matthews International Corp., Class A	48,346
433	McCormick & Schmick’s Seafood Restaurants, Inc.†	5,044
1,719	Men’s Wearhouse, Inc. (The)	40,001
438	Midas, Inc.†	7,529
381	Monarch Casino & Resort, Inc.†	6,748
447	Monro Muffler, Inc.	7,554
646	Morgans Hotel Group Co.†	9,574
415	Morningstar, Inc.†	25,460
137	Morton’s Restaurant Group, Inc.†	1,086
649	MTR Gaming Group, Inc.†	4,543
1,332	National CineMedia, Inc.	29,943
374	Nautilus, Inc.(a)	1,230
1,335	NetFlix, Inc.†(a)	46,258
4,299	New Oriental Education & Technology Group ADR†	278,833
690	New York & Co., Inc.†	3,961
1,449	NexCen Brands, Inc.†	4,970
95	Nexstar Broadcasting Group, Inc., Class A†	560
372	Noble International, Ltd.	2,325
662	Orbitz Worldwide, Inc.†	4,561
521	Overstock.com, Inc.†(a)	6,205
767	P.F. Chang’s China Bistro, Inc.†(a)	21,813
1,814	Pacific Sunwear of California, Inc.†	22,875
422	Papa John’s International, Inc.†	10,217
433	Peet’s Coffee & Tea, Inc.†	10,180
224	PEP Boys-Manny Moe & Jack	2,231
677	PetMed Express, Inc.†	7,508
11,911	Pinnacle Entertainment, Inc.†	152,461
895	Polaris Industries, Inc.(a)	36,704
927	Premier Exhibitions, Inc.†(a)	5,599
266	Pre-Paid Legal Services, Inc.†	11,281
5,860	Priceline.com, Inc.†(a)	708,240
1,214	Quiksilver, Inc.†	11,909
985	Raser Technologies, Inc.†(a)	8,461
5,108	Red Robin Gourmet Burgers, Inc.†	191,908
876	Retail Ventures, Inc.†	4,249
175	Riviera Holdings Corp.†	3,607
1,386	Ruby Tuesday, Inc.	10,395
602	Ruth’s Chris Steak House, Inc.†	4,160
2,967	Sally Beauty Holdings, Inc.†	20,472
191	Sauer-Danfoss, Inc.	4,229
982	Sealy Corp.(a)	7,463

Shares		Value

Consumer Discretionary (continued)
1,484	Select Comfort Corp.†	$5,342
81	Shoe Carnival, Inc.†	1,096
1,116	Shuffle Master, Inc.†(a)	5,971
488	Shutterfly, Inc.†	7,257
737	Sinclair Broadcast Group, Inc., Class A	6,567
646	Skechers U.S.A., Inc., Class A†	13,056
940	Smith & Wesson Holding Corp.†(a)	4,719
1,927	Sonic Corp.†	42,471
2,095	Sotheby’s(a)	60,566
211	Source Interlink Cos., Inc.†(a)	401
656	Spanish Broadcasting System, Inc., Class A†	1,161
1,021	Spartan Motors, Inc.	8,638
522	Stamps.com, Inc.†	5,356
123	Stein Mart, Inc.	691
384	Steiner Leisure, Ltd.†	12,672
322	Steven Madden, Ltd.†	5,516
3,229	Strayer Education, Inc.	492,422
652	Sturm Ruger & Co., Inc.†	5,372
1,105	Sun-Times Media Group, Inc., Class A†	796
1,684	Syntax-Brillian Corp.†(a)	1,650
197	Systemax, Inc.(a)	2,376
2,382	Tempur-Pedic International, Inc.(a)	26,202
333	Tenneco, Inc.†	9,304
28,140	Texas Roadhouse, Inc., Class A†	275,772
543	Timberland Co., Class A†	7,455
477	Town Sports International Holdings, Inc.†	3,058
1,996	Triarc Cos., Inc., Class B	13,792
442	True Religion Apparel, Inc.†(a)	8,199
965	Tupperware Brands Corp.	37,326
783	Tween Brands, Inc.†	19,371
149	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	2,092
785	Under Armour, Inc., Class A†(a)	28,731
457	Universal Electronics, Inc.†	11,064
667	Universal Technical Institute, Inc.†	7,824
996	Vail Resorts, Inc.†(a)	48,097
745	Valassis Communications, Inc.†(a)	8,083
43	Value Line, Inc.	1,974
819	Valuevision Media, Inc., Class A†	4,537
2,112	Visteon Corp.†(a)	7,941
464	Volcom, Inc.†	9,377
755	Warnaco Group, Inc. (The)†	29,777
2,000	Westwood One, Inc.†	4,200
2,673	Wet Seal, Inc. (The), Class A†	9,061
867	Winnebago Industries(a)	14,652
1,289	WMS Industries, Inc.†	46,365
849	Wolverine World Wide, Inc.	24,629
715	World Wrestling Entertainment, Inc., Class A	13,306
547	Zumiez, Inc.†(a)	8,582

		8,081,618

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Consumer Staples — 1.0%
115	Alico, Inc.	$5,077
3,033	Alliance One International, Inc.†	18,319
217	American Dairy, Inc.†(a)	1,996
1,780	American Oriental Bioengineering, Inc.†	14,418
36	Arden Group, Inc., Class A	5,148
246	Boston Beer Co., Inc., Class A†	11,695
28	Cal-Maine Foods, Inc.(a)	935
956	Central European Distribution Corp.†(a)	55,630
481	Chattem, Inc.†(a)	31,910
189	Coca Cola Bottling Co. Consolidated	11,646
2,564	Darling International, Inc.†	33,204
1,027	Flowers Foods, Inc.	25,418
303	Great Atlantic & Pacific Tea Co.†	7,945
546	Green Mountain Coffee Roasters, Inc.†(a)	17,281
337	Ingles Markets, Inc., Class A	8,287
234	Inter Parfums, Inc.	5,167
300	J&J Snack Foods Corp.	8,241
820	Jones Soda Co.†(a)	2,862
607	Lancaster Colony Corp.	24,256
276	Lance, Inc.	5,410
987	Longs Drug Stores Corp.	41,908
496	Mannatech, Inc.(a)	3,537
52	Maui Land & Pineapple Co., Inc.†	1,658
25	MGP Ingredients, Inc.	175
192	Nash Finch Co.(a)	6,524
324	National Beverage Corp.	2,485
1,059	Nu Skin Enterprises, Inc., Class A	19,083
292	Pantry, Inc. (The)†	6,155
136	PriceSmart, Inc.	3,769
209	Ralcorp Holdings, Inc.†	12,153
314	Reddy Ice Holdings, Inc.(a)	4,091
327	Sanderson Farms, Inc.	12,429
1	Seaboard Corp.	1,565
244	Spartan Stores, Inc.	5,087
137	Synutra International, Inc.†(a)	4,281
9	Tiens Biotech Group USA, Inc.†(a)	19
274	Tootsie Roll Industries, Inc.(a)	6,898
1,357	United Natural Foods, Inc.†	25,389
267	USANA Health Sciences, Inc.†(a)	5,882
624	Vector Group, Ltd.(a)	10,976
220	WD-40 Co.	7,315
58	Winn-Dixie Stores, Inc.†	1,042

		477,266

Energy — 9.6%
411	Alon USA Energy, Inc.(a)	6,251
2,078	Alpha Natural Resources, Inc.†	90,268
289	APCO Argentina, Inc.(a)	7,505
223	Approach Resources, Inc.†	3,497
7,077	Arena Resources, Inc.†	273,951
421	Arlington Tankers, Ltd.(a)	8,841
725	Atlas America, Inc.	43,819

Shares		Value

Energy (continued)
9,109	ATP Oil & Gas Corp.†	$298,046
870	Atwood Oceanics, Inc.†	79,796
587	Aventine Renewable Energy Holdings, Inc.†	3,052
947	Basic Energy Services, Inc.†	20,910
500	Berry Petroleum Co., Class A	23,245
775	Bill Barrett Corp.†	36,619
499	Bois d’Arc Energy, Inc.†	10,723
1,954	BPZ Resources, Inc.†(a)	42,460
707	Cal Dive International, Inc.†	7,339
643	CARBO Ceramics, Inc.	25,784
846	Carrizo Oil & Gas, Inc.†	50,142
316	Clean Energy Fuels Corp.†(a)	4,222
1,355	Complete Production Services, Inc.†	31,084
1,042	Comstock Resources, Inc.†	41,993
594	Concho Resources, Inc.†	15,230
416	Contango Oil & Gas Co.†	26,878
1,169	Crosstex Energy, Inc.	39,688
516	CVR Energy, Inc.†	11,883
223	Dawson Geophysical Co.†	15,052
210	Delek US Holdings, Inc.	2,661
2,083	Delta Petroleum Corp.†(a)	46,951
673	Double Hull Tankers, Inc.(a)	7,141
4,320	Dril-Quip, Inc.†	200,750
530	ENGlobal Corp.†	4,531
941	Evergreen Energy, Inc.†(a)	1,449
1,277	FX Energy, Inc.†	5,440
1,022	GeoGlobal Resources, Inc.†(a)	2,851
216	Geokinetics, Inc.†	3,914
425	GMX Resources, Inc.†	14,845
244	Golar LNG, Ltd.	4,458
604	Goodrich Petroleum Corp.†(a)	18,168
463	Grey Wolf, Inc.†	3,139
308	Gulf Island Fabrication, Inc.	8,846
726	Gulfport Energy Corp.†	7,696
12,673	Hercules Offshore, Inc.†	318,346
2,171	International Coal Group, Inc.†(a)	13,786
2,630	ION Geophysical Corp.†	36,294
513	Knightsbridge Tankers, Ltd.(a)	13,687
477	Lufkin Industries, Inc.	30,442
1,478	Mariner Energy, Inc.†	39,921
7,097	Massey Energy Co.	259,040
843	Matrix Service Co.†	14,483
702	McMoRan Exploration Co.†(a)	12,138
585	NATCO Group, Inc., Class A†	27,349
2,457	Newpark Resources, Inc.†	12,531
994	Nova Biosource Fuels, Inc.†(a)	1,501
126	OYO Geospace Corp.†	5,723
730	Pacific Ethanol, Inc.†(a)	3,212
23,724	Parallel Petroleum Corp.†	464,279
2,824	Parker Drilling Co.†	18,243
7,425	Patterson-UTI Energy, Inc.	194,386
4,730	Penn Virginia Corp.	208,546

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
3,144	Petrohawk Energy Corp.†	$63,414
65	Petroleum Development Corp.†	4,503
11,821	Petroquest Energy, Inc.†	204,976
222	PHI, Inc.†	7,002
5,160	Rentech, Inc.†	4,592
150	Rex Energy Corp.†	2,496
869	Rosetta Resources, Inc.†	17,093
1,021	RPC, Inc.	15,509
999	Ship Finance International, Ltd.	26,254
933	Sulphco, Inc.†(a)	3,891
202	Superior Offshore International, Inc.†	669
365	Superior Well Services, Inc.†	7,983
11,253	T-3 Energy Services, Inc.†	478,928
1,068	TXCO Resources, Inc.†	13,222
777	Uranium Resources, Inc.†(a)	4,654
271	US BioEnergy Corp.†	1,599
451	Venoco, Inc.†	5,241
1,103	VeraSun Energy Corp.†	8,107
1,290	Verenium Corp.†(a)	4,541
1,750	Warren Resources, Inc.†	20,772
4,305	W-H Energy Services, Inc.†	296,399
1,174	Willbros Group, Inc.†	35,924
689	World Fuel Services Corp.	19,340

		4,472,134

Financials — 5.7%
73	Abington Bancorp, Inc.	753
1,019	Acadia Realty Trust	24,609
1,787	Advance America Cash Advance Centers, Inc.	13,492
567	Advanta Corp., Class B	3,986
1,525	Affiliated Managers Group, Inc.†	138,378
64	Alexander’s, Inc.†	22,688
507	Alexandria Real Estate Equities, Inc.	47,009
530	Alternative Asset Management Acquisition Corp.†	5,019
617	Amtrust Financial Services, Inc.	10,002
466	Associated Estates Realty Corp.	5,331
237	Asta Funding, Inc.	3,301
307	Bank of the Ozarks, Inc.(a)	7,337
103	Beneficial Mutual Bancorp, Inc.†	1,019
92	BlackRock Kelso Capital Corp.(a)	1,098
40	Calamos Asset Management, Inc., Class A	651
169	Cardtronics, Inc.†	1,178
73	Cascade Bancorp(a)	698
892	Cash America International, Inc.	32,469
894	Centerline Holding Co.(a)	3,630
272	Chimera Investment Corp.	3,346
84	Citizens, Inc.†(a)	562
47	City Bank	1,047
63	Clayton Holdings, Inc.†	292
299	CoBiz Financial, Inc.	3,893
554	Cohen & Steers, Inc.(a)	14,675

Shares		Value

Financials (continued)
345	CompuCredit Corp.†	$3,060
181	Consolidated-Tomoka Land Co.	10,145
124	Corporate Office Properties Trust REIT	4,168
1,285	Cousins Properties, Inc.	31,752
162	Credit Acceptance Corp.†(a)	2,516
162	Darwin Professional Underwriters, Inc.†	3,643
209	Deerfield Capital Corp.	295
1,788	Digital Realty Trust, Inc.(a)	63,474
509	Dollar Financial Corp.†	11,707
440	DuPont Fabros Technology, Inc.(a)	7,256
612	EastGroup Properties, Inc.	28,434
9,187	eHealth, Inc.†	202,757
81	Encore Capital Group, Inc.†	551
222	Enstar Group, Ltd.†(a)	24,702
235	Enterprise Financial Services Corp.(a)	5,875
275	Epoch Holding Corp.(a)	3,294
639	Equity Lifestyle Properties, Inc.	31,547
18	Evercore Partners, Inc., Class A	319
1,174	EZCORP, Inc., Class A†	14,452
287	FBR Capital Markets Corp.†	1,937
8,029	FCStone Group, Inc.†	222,403
1,978	FelCor Lodging Trust, Inc.	23,795
73	First Busey Corp.(a)	1,542
789	First Cash Financial Services, Inc.†	8,150
38	First Financial Bankshares, Inc.	1,557
877	First Industrial Realty Trust, Inc.(a)	27,091
216	First Mercury Financial Corp.†	3,761
270	First South Bancorp, Inc.(a)	6,075
85	Frontier Financial Corp.(a)	1,503
220	FX Real Estate and Entertainment, Inc.†	1,294
45	GAMCO Investors, Inc., Class A	2,266
549	Getty Realty Corp.	8,746
4,981	GFI Group, Inc.(a)	285,411
1,176	Glimcher Realty Trust(a)	14,065
567	Greenhill & Co., Inc.(a)	39,441
37	Greenlight Capital RE, Ltd., Class A†	688
1,246	Grubb & Ellis Co.	8,560
55	Harleysville National Corp.	793
688	Heckmann Corp.†(a)	5,126
707	Hicks Acquisition Co., I Inc.†(a)	6,490
1,275	Highwoods Properties, Inc.(a)	39,614
75	Hilb, Rogal & Hobbs Co.	2,360
813	Home Properties, Inc.(a)	39,016
339	Inland Real Estate Corp.	5,156
564	Interactive Brokers Group, Inc., Class A†	14,478
421	JER Investors Trust, Inc.(a)	3,570
55	KBW, Inc.†(a)	1,213
144	K-Fed Bancorp(a)	1,643
41	Kite Realty Group Trust	574
1,268	Knight Capital Group, Inc., Class A†	20,592

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
3,105	Ladenburg Thalmann Financial Services, Inc.†(a)	$5,806
511	Maguire Properties, Inc.(a)	7,312
984	MarketAxess Holdings, Inc.†	9,781
807	Mid-America Apartment Communities, Inc.	40,221
801	National Financial Partners Corp.(a)	17,998
50	National Health Investors, Inc.	1,562
43	National Interstate Corp.	1,004
2,682	Nationwide Health Properties, Inc.(a)	90,518
42	Nelnet, Inc., Class A	494
1,723	NewAlliance Bancshares, Inc.	21,124
293	NewStar Financial, Inc.†	1,518
57	Northfield Bancorp, Inc.†(a)	584
530	NRDC Acquisition Corp.†(a)	4,871
2,132	Omega Healthcare Investors, Inc.	37,012
1,385	optionsXpress Holdings, Inc.	28,683
171	Oritani Financial Corp.†	2,594
457	PennantPark Investment Corp.	3,889
395	Penson Worldwide, Inc.†	3,646
388	Pinnacle Financial Partners, Inc.†	9,933
479	Portfolio Recovery Associates, Inc.(a)	20,544
233	Post Properties, Inc.	8,998
42	Preferred Bank	701
276	Primus Guaranty, Ltd.†(a)	988
4,983	PrivateBancorp, Inc.(a)	156,815
505	PS Business Parks, Inc.	26,209
56	Pzena Investment Management, Inc., Class A(a)	634
195	QC Holdings, Inc.(a)	1,765
378	Ramco-Gershenson Properties Trust	7,980
351	Riskmetrics Group, Inc.†	6,792
340	Saul Centers, Inc.	17,082
240	Sierra Bancorp.(a)	5,186
6,618	Signature Bank†	168,759
36	Southside Bancshares, Inc.	860
474	Stifel Financial Corp.†	21,283
264	Suffolk Bancorp	8,364
507	Sun Communities, Inc.	10,394
656	Superior Bancorp†	3,260
192	SVB Financial Group†	8,379
87	SWS Group, Inc.	1,064
992	Tanger Factory Outlet Centers, Inc.	38,162
351	Tejon Ranch Co.†	13,099
90	Texas Capital Bancshares, Inc.†	1,519
752	Thomas Properties Group, Inc.	6,603
632	Tower Group, Inc.	15,907
918	TradeStation Group, Inc.†	7,821
615	Triplecrown Acquisition Corp.†	5,609
2,381	Trustco Bank Corp.(a)	21,167
374	U.S. Global Investors, Inc., Class A(a)	5,064
75	United Bankshares, Inc.	1,999
259	United Security Bancshares(a)	4,351
123	Universal Health Realty Income Trust. .	4,096
55	Validus Holdings, Ltd.	1,289

Shares		Value

Financials (continued)
467	Virginia Commerce Bancorp, Inc.†(a)	$5,361
316	W.P. Stewart & Co., Ltd.(a)	613
2,224	Waddell & Reed Financial, Inc., Class A	71,457
1,428	Washington Real Estate Investment Trust(a)	47,724
25	Wauwatosa Holdings, Inc.†	298
251	Westamerica Bancorp.(a)	13,203
298	Western Alliance Bancorp†(a)	3,832
76	Wilshire Bancorp, Inc.	581
556	World Acceptance Corp.†	17,709

		2,647,391

Health Care — 19.6%
9,604	Abaxis, Inc.†	222,525
916	Abiomed, Inc.†(a)	12,036
982	Acadia Pharmaceuticals, Inc.†(a)	8,897
521	Accuray, Inc.†	4,069
902	Acorda Therapeutics, Inc.†	16,191
135	Affymax, Inc.†	1,903
2,175	Affymetrix, Inc.†	37,867
331	Air Methods Corp.†	16,010
1,745	Akorn, Inc.†	8,254
311	Albany Molecular Research, Inc.†	3,776
6,098	Alexion Pharmaceuticals, Inc.†(a)	361,611
643	Alexza Pharmaceuticals, Inc.†	4,424
1,876	Align Technology, Inc.†	20,842
3,188	Alkermes, Inc.†	37,873
482	Alliance Imaging, Inc.†	4,145
1,324	Allos Therapeutics, Inc.†	8,050
1,755	Allscripts Healthcare Solutions, Inc.†	18,112
1,110	Alnylam Pharmaceuticals, Inc.†(a)	27,084
673	Altus Pharmaceuticals, Inc.†	3,062
531	AMAG Pharmaceuticals, Inc.†	21,468
774	Amedisys, Inc.†(a)	30,462
372	American Dental Partners, Inc.†(a)	3,597
2,284	American Medical Systems Holdings, Inc.†	32,410
136	Amicus Therapeutics, Inc.†(a)	1,455
1,100	AMN Healthcare Services, Inc.†	16,962
299	Angiodynamics, Inc.†	3,456
223	Animal Health International, Inc.†	2,440
569	Apria Healthcare Group, Inc.†	11,238
1,258	Ariad Pharmaceuticals, Inc.†	4,239
1,234	Arqule, Inc.†	5,282
1,490	Array Biopharma, Inc.†	10,445
872	Arthrocare Corp.†(a)	29,081
490	Aspect Medical Systems, Inc.†	2,989
512	Assisted Living Concepts, Inc., Class A†	3,016
150	athenahealth, Inc.†	3,550
991	Auxilium Pharmaceuticals, Inc.†	26,499
317	Bentley Pharmaceuticals, Inc.†	5,151
192	Biodel, Inc.†	2,083
320	BioForm Medical, Inc.†	1,472

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
9,138	BioMarin Pharmaceuticals, Inc.†(a)	$323,211
340	BioMimetic Therapeutics, Inc.†	2,720
1,431	Bionovo, Inc.†(a)	1,817
352	Bio-Reference Labs, Inc.†	9,303
968	BMP Sunstone Corp.†(a)	7,415
2,060	Bruker Corp.†	31,703
674	Cadence Pharmaceuticals, Inc.†(a)	4,010
192	Capital Senior Living Corp.†	1,546
336	Caraco Pharmaceutical Laboratories, Ltd.†	6,031
2,475	Cell Genesys, Inc.†(a)	5,816
962	Centene Corp.†	13,410
1,747	Cepheid, Inc.†	42,609
705	Chemed Corp.	29,751
201	Computer Programs & Systems, Inc.	4,201
36,585	Conceptus, Inc.†(a)	679,018
242	Corvel Corp.†	7,403
81	Cross Country Healthcare, Inc.†	1,002
780	CryoLife, Inc.†	7,332
1,755	Cubist Pharmaceuticals, Inc.†	32,327
402	Cutera, Inc.†	5,415
1,882	CV Therapeutics, Inc.†	13,419
746	Cyberonics, Inc.†	10,817
255	Cynosure, Inc., Class A†	5,431
1,173	Cypress Bioscience, Inc.†	8,399
789	Cytokinetics, Inc.†	2,619
2,752	CytRx Corp.†(a)	3,165
2,647	Dendreon Corp.†(a)	12,759
604	Dionex Corp.†	46,502
3,062	Discovery Laboratories, Inc.†	7,196
2,348	Durect Corp.†	12,327
1,448	Eclipsys Corp.†	28,395
295	Emergency Medical Services Corp., Class A†(a)	7,284
207	Emeritus Corp.†	4,318
2,160	Encysive Pharmaceuticals, Inc.†	5,076
78	Ensign Group, Inc. (The)	723
984	Enzo Biochem, Inc.†	8,945
1,200	Enzon Pharmaceuticals, Inc.†	11,052
1,241	eResearch Technology, Inc.†	15,413
1,468	ev3, Inc.†	11,950
3,306	Exelixis, Inc.†	22,977
433	Genomic Health, Inc.†(a)	8,179
148	Genoptix, Inc.†	3,701
270	Gentiva Health Services, Inc.†	5,875
2,100	GenVec, Inc.†(a)	3,696
2,310	Geron Corp.†(a)	11,273
619	Greatbatch, Inc.†	11,396
534	GTx, Inc.†(a)	8,587
781	Haemonetics Corp.†	46,532
2,041	Halozyme Therapeutics, Inc.†	12,981
245	Hansen Medical, Inc.†(a)	3,445
980	HealthExtras, Inc.†	24,343
946	Healthspring, Inc.†	13,320

Shares		Value

Health Care (continued)
1,112	Healthways, Inc.†	$39,298
703	HMS Holdings Corp.†	20,071
7,859	Hologic, Inc.†	436,960
4,257	Human Genome Sciences, Inc.†	25,074
1,179	Hythiam, Inc.†(a)	1,427
275	ICU Medical, Inc.†	7,912
788	Idenix Pharmaceuticals, Inc.†	3,956
650	I-Flow Corp.†	9,119
7,437	Illumina, Inc.†	564,468
2,184	Immucor, Inc.†	46,607
1,581	Immunomedics, Inc.†(a)	4,443
1,590	Incyte Corp.†	16,711
1,758	Indevus Pharmaceuticals, Inc.†	8,386
215	Insulet Corp.†	3,096
571	Integra LifeSciences Holdings Corp.†	24,821
814	InterMune, Inc.†(a)	11,868
987	inVentiv Health, Inc.†	28,435
950	Inverness Medical Innovations, Inc.†	28,595
100	IPC The Hospitalist Co.†	1,978
1,514	Isis Pharmaceuticals, Inc.†(a)	21,363
1,347	Javelin Pharmaceuticals, Inc.†(a)	3,785
172	Jazz Pharmaceuticals, Inc.†(a)	1,551
403	Kendle International, Inc.†	18,103
280	Kensey Nash Corp.†	8,106
1,381	Keryx Biopharmaceuticals, Inc.†(a)	829
1,348	Kosan Biosciences, Inc.†	2,116
1,121	KV Pharmaceutical Co., Class A†(a)	27,980
155	Landauer, Inc.	7,803
604	LCA-Vision, Inc.(a)	7,550
460	LHC Group, Inc.†	7,728
13,558	Lifecell Corp.†	569,843
2,699	Ligand Pharmaceuticals, Inc., Class B	10,796
1,136	Luminex Corp.†(a)	22,322
197	Magellan Health Services, Inc.†	7,819
171	MAP Pharmaceuticals, Inc.†	2,389
382	Masimo Corp.†	9,932
543	Matria Healthcare, Inc.†	12,109
3,993	Medarex, Inc.†	35,338
99	Medcath Corp.†	1,802
370	Medical Action Industries, Inc.†	6,079
1,640	Medicines Co. (The)†	33,128
1,771	Medicis Pharmaceutical Corp., Class A	34,871
676	Medivation, Inc.†(a)	9,619
1,072	Mentor Corp.(a)	27,572
1,260	Meridian Bioscience, Inc.	42,122
118	Merit Medical Systems, Inc.†	1,868
457	Metabolix, Inc.†	5,004
475	Micrus Endovascular Corp.†(a)	5,871
1,493	Minrad International, Inc.†	3,509
145	Molecular Insight Pharmaceuticals, Inc.†	980
329	Momenta Pharmaceuticals, Inc.†(a)	3,596
270	MWI Veterinary Supply, Inc.†	9,520

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
1,365	Myriad Genetics, Inc.†(a)	$54,996
707	Nabi Biopharmaceuticals†	2,842
198	Nanosphere, Inc.†	1,715
849	Nastech Pharmaceutical Co., Inc.†(a)	1,995
141	National Healthcare Corp.	6,867
684	Natus Medical, Inc.†	12,415
2,907	Nektar Therapeutics†	20,175
636	Neurocrine Biosciences, Inc.†	3,434
1,003	Neurogen Corp.†	1,866
668	Nighthawk Radiology Holdings, Inc.†(a)	6,252
619	Northstar Neuroscience, Inc.†	978
226	Novacea, Inc.†	610
787	Noven Pharmaceuticals, Inc.†	7,067
1,095	NuVasive, Inc.†	37,788
640	NxStage Medical, Inc.†	2,765
169	Obagi Medical Products, Inc.†	1,467
77	Odyssey HealthCare, Inc.†	693
1,066	Omnicell, Inc.†	21,427
434	Omrix Biopharmaceuticals, Inc.†	6,076
1,735	Onyx Pharmaceuticals, Inc.†	50,367
1,464	OraSure Technologies, Inc.†	10,702
250	Orexigen Therapeutics, Inc.†(a)	2,575
308	Orthofix International NV†	12,249
5,459	OSI Pharmaceuticals, Inc.†(a)	204,112
466	Osiris Therapeutics, Inc.†(a)	5,862
229	Owens & Minor, Inc.	9,009
1,141	Pain Therapeutics, Inc.†(a)	9,641
581	Palomar Medical Technologies, Inc.†	8,773
962	Par Pharmaceutical Cos., Inc.†	16,729
1,765	Parexel International Corp.†	46,066
4,221	Pediatrix Medical Group, Inc.†	284,495
738	Penwest Pharmaceuticals Co.†	1,919
8,570	Perrigo Co.(a)	323,346
286	PharmaNet Development Group, Inc.†	7,216
231	PharMerica Corp.†	3,828
1,304	Phase Forward, Inc.†	22,272
737	Poniard Pharmaceuticals, Inc.†	2,469
807	Pozen, Inc.†(a)	8,361
809	Progenics Pharmaceuticals, Inc.†	5,283
71	Protalix BioTherapeutics, Inc.†	187
292	Providence Service Corp. (The)†	8,760
2,018	PSS World Medical, Inc.†	33,620
35,502	Psychiatric Solutions, Inc.†(a)	1,204,228
910	Quidel Corp.†	14,615
2,018	Regeneron Pharmaceuticals, Inc.†	38,725
6,565	Resmed, Inc.†	276,912
989	Rigel Pharmaceuticals, Inc.†	18,455
1,436	RTI Biologics, Inc.†	13,570
1,330	Salix Pharmaceuticals, Ltd.†	8,352
1,609	Santarus, Inc.†	4,135
1,684	Savient Pharmaceuticals, Inc.†(a)	33,680
945	Sciele Pharma, Inc.†	18,428

Shares		Value

Health Care (continued)
1,853	Seattle Genetics, Inc.†	$16,862
961	Senomyx, Inc.†	5,670
531	Sirona Dental Systems, Inc.†	14,321
184	Sirtris Pharmaceuticals, Inc.†(a)	2,390
379	Skilled Healthcare Group, Inc., Class A†	4,161
322	Somaxon Pharmaceuticals, Inc.†(a)	1,529
836	Sonic Innovations, Inc.†	4,038
526	SonoSite, Inc.†	14,954
987	Spectranetics Corp.†	8,251
829	Stereotaxis, Inc.†(a)	4,908
951	STERIS Corp.	25,515
117	Sucampo Pharmaceuticals, Inc., Class A†	936
1,361	Sun Healthcare Group, Inc.†	17,884
1,208	Sunrise Senior Living, Inc.†	26,914
1,692	SuperGen, Inc.†(a)	4,247
481	SurModics, Inc.†(a)	20,144
101	Symmetry Medical, Inc.†	1,677
158	Synta Pharmaceuticals Corp.†(a)	1,278
1,546	Telik, Inc.†(a)	3,772
1,045	Tercica, Inc.†(a)	5,988
1,687	Thoratec Corp.†	24,107
327	TomoTherapy, Inc.†	4,692
166	TranS1, Inc.†	1,934
302	Triple-S Management Corp., Class B†	5,330
1,352	Trizetto Group, Inc.†	22,565
275	Trubion Pharmaceuticals, Inc.†(a)	2,596
3,436	United Therapeutics Corp.†	297,901
358	Universal American Corp.†	3,795
2,831	Valeant Pharmaceuticals International†(a)	36,322
842	Vanda Pharmaceuticals, Inc.†	3,259
566	Varian, Inc.†	32,783
1,958	Viropharma, Inc.†(a)	17,505
95	Virtual Radiologic Corp.†(a)	1,452
513	Vital Images, Inc.†(a)	7,603
313	Vital Signs, Inc	15,853
1,850	Vivus, Inc.†	11,156
914	Volcano Corp.†	11,425
1,046	West Pharmaceutical Services, Inc.	46,265
1,063	Wright Medical Group, Inc.†	25,661
683	XenoPort, Inc.†	27,641
3,586	XOMA, Ltd.†	9,288
20,337	Zoll Medical Corp.†	540,761
1,233	Zymogenetics, Inc.†	12,083

		9,136,174

Industrials — 16.8%
558	3D Systems Corp.†(a)	8,197
439	AAON, Inc.	8,793
18,277	AAR Corp.†(a)	498,414
103	ABM Industries, Inc.	2,311
448	ACCO Brands Corp.†	6,079

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
1,523	Actuant Corp., Class A	$46,010
926	Acuity Brands, Inc.	39,772
691	Administaff, Inc.	16,315
8,576	Advisory Board Co. (The)†	471,165
1,052	Aecom Technology Corp.†	27,363
16,099	Aegean Marine Petroleum Network, Inc.	550,747
235	Aerovironment, Inc.†	4,806
2,901	Airtran Holdings, Inc.†	19,147
167	Allegiant Travel Co.†	4,412
363	Altra Holdings, Inc.†	4,882
1,590	American Commercial Lines, Inc.†	25,122
477	American Ecology Corp.	12,082
310	American Railcar Industries, Inc.	6,302
943	American Reprographics Co.†	13,994
291	American Science & Engineering, Inc.	.15,880
1,287	American Superconductor Corp.†(a)	29,846
24	Ameron International Corp.	2,245
19	Ampco-Pittsburgh Corp.	817
18	Amrep Corp.(a)	941
913	Apogee Enterprises, Inc.	14,060
1,011	Applied Energetics, Inc.†(a)	1,678
236	Applied Industrial Technologies, Inc.	7,054
159	Argon ST, Inc.†	2,705
1,073	Arrowhead Research Corp.†(a)	3,037
597	Astec Industries, Inc.†	23,140
370	AZZ, Inc.†	13,165
382	Badger Meter, Inc.	16,502
229	Baker (Michael) Corp.†	5,143
1,451	Baldor Electric Co.(a)	40,628
1,328	Barnes Group, Inc.(a)	30,478
159	Barrett Business Services, Inc.	2,724
15,670	BE Aerospace, Inc.†	547,666
1,275	Beacon Roofing Supply, Inc.†	12,750
9,208	Belden, Inc.(a)	325,227
3,616	Bucyrus International, Inc., Class A	367,566
35	Builders FirstSource, Inc.†	254
72	Cascade Corp.	3,550
421	CBIZ, Inc.†	3,419
87	CDI Corp.	2,179
692	Celadon Group, Inc.†	6,699
1,702	Cenveo, Inc.†	17,803
611	Ceradyne, Inc.†	19,528
279	Chart Industries, Inc.†	9,441
68	China Architectural Engineering, Inc.†	371
808	Clarcor, Inc.	28,724
526	Clean Harbors, Inc.†	34,190
266	Coleman Cable, Inc.†	2,926
333	Columbus McKinnon Corp.†	10,316
141	Comfort Systems USA, Inc.	1,834
555	COMSYS IT Partners, Inc.†	4,695
229	Consolidated Graphics, Inc†	12,835
609	CoStar Group, Inc.†(a)	26,187

Shares		Value

Industrials (continued)
240	Courier Corp.	$5,988
308	CRA International, Inc.†	9,899
316	Cubic Corp.	8,984
663	Curtiss-Wright Corp.	27,501
835	Diamond Management & Technology Consultants, Inc.	5,386
133	Duff & Phelps Corp., Class A†	2,393
336	Dynamex, Inc.†	8,501
384	Dynamic Materials Corp.	16,589
105	DynCorp International, Inc., Class A†	1,751
399	Eagle Bulk Shipping, Inc.(a)	10,278
1,256	Energy Conversion Devices, Inc.†(a)	37,554
501	EnergySolutions, Inc.	11,493
105	EnerNOC, Inc.†(a)	1,197
192	Entropic Communications, Inc.†	768
823	ESCO Technologies, Inc.†	32,690
185	Esterline Technologies Corp.†	9,318
3,184	Evergreen Solar, Inc.†(a)	29,516
347	Exponent, Inc.†	11,395
142	ExpressJet Holdings, Inc.†	373
150	First Advantage Corp., Class A†	3,178
1,181	Flow International Corp.†	10,971
2,158	Force Protection, Inc.†(a)	4,338
743	Forward Air Corp.	26,332
306	Foster (L.B.) Co., Class A†	13,176
612	Franklin Electric Co., Inc.	20,912
24	FreightCar America, Inc.	823
9,925	FTI Consulting, Inc.†	705,072
549	Fuel Tech, Inc.†(a)	11,254
2,100	FuelCell Energy, Inc.†(a)	13,965
38	Genco Shipping & Trading, Ltd.(a)	2,144
1,778	GenCorp., Inc.†	18,296
8,965	General Cable Corp.†	529,563
525	Genesee & Wyoming, Inc., Class A†	18,060
1,599	Geo Group, Inc. (The)†	45,476
392	GeoEye, Inc.†	10,188
455	Gorman-Rupp Co. (The)	14,965
618	Granite Construction, Inc.	20,215
321	Great Lakes Dredge & Dock Corp.	1,660
564	H&E Equipment Services, Inc.†	7,089
1,318	Healthcare Services Group	27,204
606	Heartland Express, Inc.	8,642
811	Heico Corp.	39,536
538	Heidrick & Struggles International, Inc.	17,501
1,795	Herman Miller, Inc.	44,103
2,990	Hexcel Corp.†	57,139
948	Horizon Lines, Inc., Class A(a)	17,642
497	Houston Wire & Cable Co.(a)	7,962
1,230	HUB Group, Inc., Class A†	40,455
799	Hudson Highland Group, Inc.†	6,768
177	Hurco Cos., Inc.†	8,280
591	Huron Consulting Group, Inc.†	24,556
153	ICT Group, Inc.†	1,544

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
1,065	IHS, Inc., Class A†	$68,490
752	II-VI, Inc.†	28,561
30,814	Innerworkings, Inc.†(a)	432,320
399	Innovative Solutions & Support, Inc.†(a)	4,217
270	Insteel Industries, Inc.	3,140
208	Integrated Electrical Services, Inc.†	3,268
1,734	Interface, Inc., Class A	24,363
352	Interline Brands, Inc.†	6,530
781	JetBlue Airways Corp.†(a)	4,530
25	Kadant, Inc.†	734
260	Kaman Corp.	7,355
737	Kaydon Corp.(a)	32,362
159	Kelly Services, Inc., Class A	3,269
746	Kenexa Corp.†	13,786
808	Kforce, Inc.†	7,143
428	Kimball International, Inc., Class B	4,588
1,814	Knight Transportation, Inc.(a)	29,858
1,575	Knoll, Inc.	18,175
1,234	Korn/Ferry International†	20,855
7,277	Ladish Co., Inc.†	261,972
530	Layne Christensen Co.†	18,561
355	LECG Corp.†	3,323
144	Lindsay Corp.	14,756
385	M&F Worldwide Corp.†	14,395
799	McGrath Rentcorp	19,264
774	Medis Technologies, Ltd.†(a)	7,020
459	Middleby Corp.†(a)	28,637
83	Miller Industries, Inc.†	799
336	Mine Safety Appliances Co.	13,840
908	Mobile Mini, Inc.†	17,252
300	Moog, Inc., Class A†	12,663
78	MTC Technologies, Inc.†	1,855
231	Multi-Color Corp.	5,165
8,349	Navigant Consulting, Inc.†	158,464
93	NCI Building Systems, Inc.†	2,251
812	Nordson Corp.	43,726
377	Nuco2, Inc.†	10,469
1,303	Odyssey Marine Exploration, Inc.†	7,023
879	Old Dominion Freight Line, Inc.†	27,979
237	On Assignment, Inc.†	1,505
1,592	Orbital Sciences Corp.†	38,367
153	Orion Energy Systems, Inc.†	1,460
344	Pacer International, Inc.	5,652
354	PeopleSupport, Inc.†	3,228
650	Perini Corp.†	23,549
96	PGT, Inc.†(a)	263
432	Pike Electric Corp.†	6,018
584	Pinnacle Airlines Corp.†	5,098
181	Polypore International, Inc.†	3,745
170	Powell Industries, Inc.†	6,693
170	Protection One, Inc.†(a)	1,630
508	Raven Industries, Inc.	15,392

Shares		Value

Industrials (continued)
674	RBC Bearings, Inc.†	$25,026
1,437	Resources Connection, Inc.	25,679
1,220	Ritchie Bros Auctioneers, Inc.	100,186
1,347	Rollins, Inc.	23,828
362	RSC Holdings, Inc.†	3,946
48	Saia, Inc.†	761
50	Schawk, Inc.	800
122	School Specialty, Inc.†	3,848
552	Simpson Manufacturing Co., Inc.(a)	15,003
894	Spherion Corp.†	5,471
180	Standard Parking Corp.†	3,773
125	Standard Register Co. (The)	974
254	Stanley, Inc.†	7,483
354	Sun Hydraulics, Corp.	10,362
57	TAL International Group, Inc.	1,343
1,968	Taser International, Inc.†(a)	18,499
502	Team, Inc.†	13,705
347	Teekay Tankers, Ltd., Class A	5,941
938	Teledyne Technologies, Inc.†	44,086
1,325	TeleTech Holdings, Inc.†	29,760
276	Tennant Co.	10,988
1,100	Tetra Tech, Inc.†	21,461
170	Textainer Group Holdings, Ltd.	2,564
764	Titan International, Inc.	23,386
92	Titan Machinery, Inc.†	1,720
313	TransDigm Group, Inc.†	11,597
45	Trex Co., Inc.†(a)	355
115	Triumph Group, Inc.	6,547
1,393	TrueBlue, Inc.†	18,722
623	TurboChef Technologies, Inc.†(a)	4,062
289	Twin Disc, Inc.	4,572
944	UAP Holding Corp.	36,193
166	Ultrapetrol Bahamas, Ltd.†	1,700
471	United Stationers, Inc.†	22,467
86	Universal Truckload Services, Inc.†	1,795
590	Valmont Industries, Inc.	51,855
616	Vicor Corp.	7,355
1,544	Wabtec Corp.	58,147
1,651	Walter Industries, Inc.	103,402
1,557	Waste Connections, Inc.†	47,862
161	Waste Industries USA, Inc.	5,820
675	Watsco, Inc.(a)	27,958
328	Watson Wyatt Worldwide, Inc., Class A	18,614
1,901	Woodward Governor Co.	50,795
292	Xerium Technologies, Inc.(a)	377

		7,801,045

Information Technology — 21.7%
166	3PAR, Inc.†	1,122
948	Acacia Research-Acacia Technologies†	5,451
1,178	ACI Worldwide, Inc.†(a)	23,466
700	Acme Packet, Inc.†	5,593
1,920	Actuate Corp.†	7,872

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
898	Adtran, Inc.	$16,613
1,209	Advanced Analogic Technologies, Inc.†	6,795
1,135	Advanced Energy Industries, Inc.†	15,050
550	Advent Software, Inc.†	23,441
150	Airvana, Inc.†	784
3,316	Amkor Technology, Inc.†	35,481
1,984	ANADIGICS, Inc.†	13,015
24	Anaren, Inc.†	304
814	Anixter International, Inc.†(a)	52,129
539	Ansoft Corp.†	16,450
2,458	Ansys, Inc.†	84,850
787	Applied Micro Circuits Corp.†	5,651
152	ArcSight, Inc.†	1,050
4,007	Arris Group, Inc.†(a)	23,321
4,055	Art Technology Group, Inc.†	15,733
159	Aruba Networks, Inc.†	828
1,401	Asyst Technologies, Inc.†	4,904
1,871	Atheros Communications, Inc.†	38,992
946	ATMI, Inc.†	26,327
15,334	AuthenTec, Inc.†	152,420
6,166	Avanex Corp.†(a)	4,378
357	Bankrate, Inc.†(a)	17,811
447	Benchmark Electronics, Inc.†	8,024
421	BigBand Networks, Inc.†	2,412
1,173	Blackbaud, Inc.	28,480
4,761	Blackboard, Inc.†	158,684
129	BladeLogic, Inc.†	3,618
1,036	Blue Coat Systems, Inc.†	22,833
1,444	Brightpoint, Inc.†	12,072
199	Brooks Automation, Inc.†	1,934
610	Cabot Microelectronics Corp.†	19,612
82	CACI International, Inc., Class A†	3,735
221	Cass Information Systems, Inc.(a)	6,975
8,665	Cavium Networks, Inc.†	142,106
1,038	Chordiant Software, Inc.†	6,259
1,565	Cirrus Logic, Inc.†	10,517
4,794	CNET Networks, Inc.†(a)	34,037
1,380	Cogent, Inc.†(a)	13,013
1,109	Cognex Corp.	24,209
329	Cohu, Inc.	5,346
1,125	Commvault Systems, Inc.†	13,950
146	Compellent Technologies, Inc.†	1,825
133	comScore, Inc.†	2,668
29,902	Comtech Group, Inc.†	322,643
734	Comtech Telecommunications Corp.†	28,626
146	Comverge, Inc.†(a)	1,508
1,358	Concur Technologies, Inc.†	42,166
4,121	Conexant Systems, Inc.†	2,390
7,067	Constant Contact, Inc.†(a)	102,330
227	CPI International, Inc.†	2,252
545	Cray, Inc.†	3,248
450	CSG Systems International, Inc.†	5,116

Shares		Value

Information Technology (continued)
2,031	Cybersource Corp.†	$29,673
739	Cymer, Inc.†	19,244
1,008	Daktronics, Inc.	18,053
122	Data Domain, Inc.†(a)	2,904
1,134	DealerTrack Holdings, Inc.†	22,929
199	Deltek, Inc.†	2,583
340	Dice Holdings, Inc.†	3,029
115	Digi International, Inc.†	1,327
1,311	Digital River, Inc.†	40,602
944	Diodes, Inc.†	20,730
312	Ditech Networks, Inc.†	917
736	DivX, Inc.†	5,152
16,765	Double-Take Software, Inc.†	195,815
50	DSP Group, Inc.†	637
17,859	DTS, Inc.†	428,616
621	Dycom Industries, Inc.†	7,458
362	Eagle Test Systems, Inc.†	3,801
948	Echelon Corp.†(a)	12,798
246	EMS Technologies, Inc.†	6,676
1,607	Emulex Corp.†	26,098
510	Entegris, Inc.†	3,667
1,842	Epicor Software Corp.†	20,630
980	EPIQ Systems, Inc.†	15,210
4,834	Equinix, Inc.†(a)	321,413
1,453	Euronet Worldwide, Inc.†	27,985
613	Exar Corp.†	5,045
69	Excel Technology, Inc.†	1,860
20,293	ExlService Holdings, Inc.†(a)	465,927
210	Extreme Networks†	651
1,014	FalconStor Software, Inc.†	7,717
526	FARO Technologies, Inc.†	16,401
1,150	FEI Co.†	25,105
8,494	Finisar Corp.†(a)	10,872
4,204	Flir Systems, Inc.†	126,498
1,515	Formfactor, Inc.†	28,936
453	Forrester Research, Inc.†	12,041
4,019	Foundry Networks, Inc.†	46,540
2,071	Gartner, Inc.†	40,053
301	Gevity HR, Inc.	2,607
1,325	Global Cash Access Holdings, Inc.†	7,764
234	Glu Mobile, Inc.†(a)	1,051
688	Greenfield Online, Inc.†	8,160
104	Guidance Software, Inc.†	931
2,958	Harmonic, Inc.†	22,481
800	Harris Stratex Networks, Inc., Class A†	8,024
518	Heartland Payment Systems, Inc.	11,919
519	Hittite Microwave Corp.†	19,421
270	HSW International, Inc.†	1,361
204	Hughes Communications, Inc.†	10,339
970	Hypercom Corp.†	4,210
99	ICx Technologies, Inc.†	446
692	iGate Corp.†	4,927
364	Imergent, Inc.(a)	4,146
325	Infinera Corp.†	3,900

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
2,774	Informatica Corp.†	$47,324
319	Information Services Group, Inc.†	1,646
537	Infospace, Inc.	6,213
348	infoUSA, Inc.	2,126
213	Integral Systems, Inc.	6,226
413	Interactive Intelligence, Inc.†	4,861
1,487	InterDigital, Inc.†(a)	29,457
1,921	Intermec, Inc.†	42,627
1,551	Internap Network Services Corp.†	7,693
133	Internet Brands, Inc., Class A†	980
1,231	InterVoice, Inc.†	9,799
1,124	Interwoven, Inc.†	12,004
678	Intevac, Inc.†	8,780
846	Ipass, Inc.†	2,555
318	IPG Photonics Corp.†	4,989
269	Isilon Systems, Inc.†	1,313
12,148	Itron, Inc.†	1,096,114
968	Ixia†	7,512
454	IXYS Corp.†	3,101
1,565	j2 Global Communications, Inc.†	34,931
13,871	Jack Henry & Associates, Inc.	342,198
251	JDA Software Group, Inc.†	4,581
169	K12, Inc.†	3,321
875	Knot, Inc. (The)†	10,281
1,557	Kulicke & Soffa Industries, Inc.†	7,442
1,071	L-1 Identity Solutions, Inc.†	14,244
409	Limelight Networks, Inc.†	1,325
1,632	Lionbridge Technologies, Inc.†	5,467
336	Liquidity Services, Inc.†	2,688
218	Littelfuse, Inc.†	7,623
1,281	LivePerson, Inc.†	3,971
594	LoJack Corp.†	7,508
859	LoopNet, Inc.†(a)	10,909
1,969	LTX Corp.†	6,183
1,681	Macrovision Corp.†	22,694
37,082	Magma Design Automation, Inc.†	354,875
664	Manhattan Associates, Inc.†	15,226
108	Mantech International Corp., Class A†	4,899
692	Marchex, Inc., Class B(a)	6,906
1,123	MasTec, Inc.†	9,220
1,336	Mattson Technology, Inc.†	8,136
50	MAXIMUS, Inc.	1,836
179	Measurement Specialties, Inc.†	3,127
375	MedAssets, Inc.†	5,558
1,732	Mentor Graphics Corp.†	15,294
357	Mercadolibre, Inc.†	14,194
1,629	Micrel, Inc.	15,101
2,570	Micros Systems, Inc.†	86,506
13,388	Microsemi Corp.†	305,246
261	MicroStrategy, Inc., Class A†	19,311
1,699	Microtune, Inc.†	6,218
733	Midway Games, Inc.†(a)	1,979
1,375	MIPS Technologies, Inc.†	5,445
79	MKS Instruments, Inc.†	1,691

Shares		Value

Information Technology (continued)
802	Monolithic Power Systems, Inc.†	$14,139
244	Monotype Imaging Holdings, Inc.†	3,687
3,307	Move, Inc.†	10,186
296	MPS Group, Inc.†	3,499
345	MTS Systems Corp.	11,130
120	Multi-Fineline Electronix, Inc.†(a)	2,252
392	Ness Technologies, Inc.†	3,720
1,326	Net 1 UEPS Technologies, Inc.†	29,901
224	Netezza Corp.†	2,121
1,097	Netgear, Inc.†	21,885
522	Netlogic Microsystems, Inc.†	12,601
158	NetSuite, Inc.†	3,403
926	Network Equipment Technologies, Inc.†(a)	6,084
89	Neutral Tandem, Inc.†	1,603
1,243	NIC, Inc.	8,838
1,022	Novatel Wireless, Inc.†	9,893
4,761	Nuance Communications, Inc.†	82,889
1,405	Omniture, Inc.†	32,610
465	Omnivision Technologies, Inc.†(a)	7,821
10,133	ON Semiconductor Corp.†	57,555
5,065	On2 Technologies, Inc.†(a)	5,166
913	Online Resources Corp.†	8,783
1,859	OpenTV Corp., Class A†	2,194
279	Oplink Communications, Inc.†	2,475
591	OpNext, Inc.†	3,221
131	Optium Corp.†	921
831	Orbcomm, Inc.†(a)	4,122
224	OSI Systems, Inc.†	5,156
953	Packeteer, Inc.†	4,851
1,664	Parametric Technology Corp.†	26,591
64	PC Connection, Inc.†	507
372	PDF Solutions, Inc.†	2,050
42	Pegasystems, Inc.	404
1,011	Perficient, Inc.†	8,027
249	Pericom Semiconductor Corp.†	3,655
889	Plexus Corp.†	24,936
909	PLX Technology, Inc.†	6,063
6,293	PMC - Sierra, Inc.†	35,870
2,907	Polycom, Inc.†	65,524
1,301	Progress Software Corp.†	38,926
173	PROS Holdings, Inc.†	2,171
312	QAD, Inc.	2,624
540	Quality Systems, Inc.(a)	16,130
1,901	Quest Software, Inc.†	24,846
88	Rackable Systems, Inc.†	803
832	Radiant Systems, Inc.†	11,623
135	Radisys Corp.†	1,362
269	Renaissance Learning, Inc.	3,763
5,122	RF Micro Devices, Inc.†	13,625
572	RightNow Technologies, Inc.†	6,807
263	Rimage Corp.†	5,760
4,207	Riverbed Technology, Inc.†	62,516

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
883	Rofin-Sinar Technologies, Inc.†	$39,647
136	Rubicon Technology, Inc.†	3,941
474	Rudolph Technologies, Inc.†	4,631
2,584	Sapient Corp.†	17,985
609	SAVVIS, Inc.†(a)	9,908
732	Scansource, Inc.†	26,491
387	Seachange International, Inc.†	2,721
107	Secure Computing Corp.†	690
129	Semitool, Inc.†	1,073
1,615	Semtech Corp.†	23,143
173	ShoreTel, Inc.†	886
937	Sigma Designs, Inc.†(a)	21,242
12	Silicon Graphics, Inc.†(a)	142
2,523	Silicon Image, Inc.†	12,640
1,902	SiRF Technology Holdings, Inc.†(a)	9,681
16,900	SkillSoft PLC ADR†	176,943
684	Skyworks Solutions, Inc.†	4,980
1,589	Smart Modular Technologies WWH, Inc.†	9,868
939	Smith Micro Software, Inc.†(a)	5,747
871	Sohu.com, Inc.†	39,308
583	Solera Holdings, Inc.†	14,202
186	Sonic Solutions, Inc.†(a)	1,795
494	SonicWALL, Inc.†	4,036
8,475	Sonus Networks, Inc.†(a)	29,154
210	Sourcefire, Inc.†(a)	1,252
2,144	SourceForge, Inc.†	4,267
583	SPSS, Inc.†	22,609
750	SRA International, Inc., Class A†	18,233
247	Standard Microsystems Corp.†	7,207
247	Starent Networks Corp.†	3,334
334	STEC, Inc.†	2,067
654	Stratasys, Inc.†(a)	11,641
252	SuccessFactors, Inc.†	2,460
292	Super Micro Computer, Inc.†	2,438
337	Supertex, Inc.†	6,878
8,722	Switch & Data Facilities Co., Inc.†	89,052
304	Sybase, Inc.†	7,995
2,232	Sycamore Networks, Inc.†	8,169
1,043	SYKES Enterprises, Inc.†	18,346
740	Symmetricom, Inc.†	2,583
573	Symyx Technologies, Inc.†	4,298
762	Synaptics, Inc.†(a)	18,197
584	Synchronoss Technologies, Inc.†(a)	11,698
399	Syntel, Inc.(a)	10,633
2,150	Take-Two Interactive Software, Inc.†	54,868
524	Taleo Corp., Class A†	10,166
481	Technitrol, Inc.	11,126
170	TechTarget, Inc.†(a)	2,409
474	Techwell, Inc.†	5,138
45,858	Teradyne, Inc.†	569,556
1,605	Terremark Worldwide, Inc.†(a)	8,795
1,519	Tessera Technologies, Inc.†	31,595

Shares		Value

Information Technology (continued)
692	TheStreet.Com, Inc.	$5,591
2,122	THQ, Inc.†	46,260
3,090	Tivo, Inc.†(a)	27,068
222	Travelzoo, Inc.†	2,451
1,917	Trident Microsystems, Inc.†	9,873
159	TTM Technologies, Inc.†	1,800
1,234	Tyler Technologies, Inc.†	17,251
13,287	Ultimate Software Group, Inc.†(a)	399,407
70	Ultra Clean Holdings†	686
386	Ultratech, Inc.†	3,709
310	Unica Corp.†	2,108
590	United Online, Inc.	6,230
543	Universal Display Corp.†(a)	7,776
1,545	Utstarcom, Inc.†(a)	4,388
3,165	Valueclick, Inc.†	54,596
829	Vasco Data Security International, Inc.†	11,341
134	Veeco Instruments, Inc.†(a)	2,228
287	Veraz Networks, Inc.†	706
768	Viasat, Inc.†	16,681
420	Vignette Corp.†	5,548
97	Virtusa Corp.†	947
14,141	VistaPrint, Ltd.†(a)	494,228
12,437	Vocus, Inc.†	328,337
674	Volterra Semiconductor Corp.†	7,636
1,426	Websense, Inc.†	26,738
2,366	Wind River Systems, Inc.†	18,313
1,161	Wright Express Corp.†	35,678
239	X-Rite, Inc.†	1,427
512	Zoran Corp.†	6,994

		10,112,302

Materials — 2.8%
178	AEP Industries, Inc.†	5,392
247	AMCOL International Corp.	7,714
577	American Vanguard Corp.	9,601
1,859	Apex Silver Mines, Ltd.†(a)	22,531
174	Aptargroup, Inc.	6,774
566	Balchem Corp.	12,973
530	Boise, Inc.†(a)	3,392
644	Brush Engineered Materials, Inc.†	16,531
157	Castle (A.M.) & Co.	4,239
507	Century Aluminum Co.†	33,584
174	CF Industries Holdings, Inc.(a)	18,030
8,061	Coeur d’Alene Mines Corp.†(a)	32,566
333	Deltic Timber Corp.	18,548
27	Esmark, Inc.†(a)	305
8,919	Flotek Industries, Inc.†(a)	130,128
1,539	General Moly, Inc.†(a)	12,297
275	GenTek, Inc.†	8,272
2,178	Graphic Packaging Holding Co.†	6,360
1,053	Greif, Inc., Class A(a)	71,530
370	Haynes International, Inc.†	20,306
3,813	Hecla Mining Co.†	42,553

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Materials (continued)
1,748	Hercules, Inc.	$31,971
92	Horsehead Holding Corp.†	1,065
322	Innophos Holdings, Inc.	5,181
479	Kaiser Aluminum Corp.	33,195
304	Koppers Holdings, Inc.	13,470
76	Kronos Worldwide, Inc.	1,835
688	Landec Corp.†	5,800
492	LSB Industries, Inc.†	7,252
888	Myers Industries, Inc.	11,659
323	Neenah Paper, Inc.	8,327
95	NewMarket Corp.	7,168
4,975	OM Group, Inc.†	271,337
295	Royal Gold, Inc.	8,900
732	RTI International Metals, Inc.†	33,094
907	Shengda Tech, Inc.†(a)	7,709
425	Silgan Holdings, Inc.	21,093
79	Stillwater Mining Co.†(a)	1,222
8,095	Terra Industries, Inc.†	287,615
354	Texas Industries, Inc.(a)	21,279
411	U.S. Concrete, Inc.†	1,562
114	Universal Stainless & Alloy Products, Inc.†	3,387
1,766	US Gold Corp.†	4,486
213	Valhi, Inc.	4,982
847	W.R. Grace & Co.†	19,329
490	Zep, Inc.	7,948
791	Zoltek Cos., Inc.†(a)	20,977

		1,325,469

Telecommunication Services — 0.4%
654	Cbeyond, Inc.†	12,289
756	Centennial Communications Corp.†	4,468
1,481	Cogent Communications Group, Inc.†	27,117
445	Consolidated Communications Holdings, Inc.	6,733
132	Fairpoint Communications, Inc.(a)	1,191
222	General Communication, Inc., Class A†	1,363
479	Global Crossing, Ltd.†	7,262
614	Globalstar, Inc.†(a)	4,476
47	Hungarian Telephone & Cable Corp.†	815
1,051	Ibasis, Inc.	4,309
1,382	ICO Global Communications Holdings, Ltd.†(a)	4,270
399	iPCS, Inc.	9,317
880	NTELOS Holdings Corp.	21,296
1,003	PAETEC Holding Corp.†	6,680
231	Premiere Global Services, Inc.†	3,312
164	Rural Cellular Corp., Class A†	7,254
62	Shenandoah Telecom Co.	920

Shares		Value

Telecommunication Services (continued)
4,244	Time Warner Telecom, Inc., Class A†	$65,739
369	Virgin Mobile USA, Inc., Class A†	749
969	Vonage Holdings Corp.†(a)	1,793

		191,353

Utilities — 0.3%
376	Cadiz, Inc.†(a)	5,783
455	Consolidated Water Co., Inc.(a)	10,024
62	EnergySouth, Inc.	3,236
1,538	ITC Holdings Corp.	80,068
435	Ormat Technologies, Inc.(a)	18,709
26	SJW Corp.	743

		118,563

Total Common Stock (Cost $46,701,246)		44,363,315

EXCHANGE TRADED FUNDS — 2.1%

13,409	iShares Russell 2000 Growth Index Fund (Cost $963,914)(a)	976,712

RIGHTS — 0.0%
107	FX Real Estate and Entertainment, Inc., expires 4/18/08 (Cost $0)	9

WARRANTS — 0.0%
125	Pegasus Wireless Corp., expires 12/18/08 (Cost $0)	12

MONEY MARKET FUNDS — 23.9%
10,084,786	PNC Institutional Money Market Trust 3.26%(b)(c)	10,084,786
1,051,580	TCW Galileo Money Market Fund 2.50%(b)	1,051,580

Total Money Market Funds
(Cost $11,136,366)		11,136,366

Total Investments — 121.3%
(Cost $58,801,526)		56,476,414
Other Assets & Liabilities, Net — (21.3)%		(9,902,087)

NET ASSETS — 100.0%		$46,574,327

ADR	- American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value(a)
COMMON STOCK — 97.8%

Australia — 3.6%
840	AGL Energy, Ltd.	$8,494
3,580	Alumina, Ltd.	18,391
3,220	AMP, Ltd.	23,183
1,749	Aristocrat Leisure, Ltd.	15,392
2,280	Asciano Group	8,369
4,176	Australia & New Zealand Banking Group, Ltd.	86,420
6,301	BHP Billiton, Ltd.	207,022
2,640	BlueScope Steel, Ltd.	24,056
2,590	Brambles, Ltd.	23,697
2,663	Commonwealth Bank of Australia	102,184
1,000	CSL, Ltd.	33,732
3,120	Fortescue Metals Group Ltd.†	18,680
4,120	Foster’s Group, Ltd.	19,278
2,970	Goodman Group	11,767
5,000	GPT Group	15,035
6,870	Insurance Australia Group, Ltd.	22,979
308	Leighton Holdings, Ltd.	12,106
528	Macquarie Group, Ltd.	25,660
5,570	Macquarie Infrastructure Group	14,292
3,409	National Australia Bank, Ltd.	94,399
586	Newcrest Mining, Ltd.	17,911
1,080	Orica, Ltd.	28,837
2,260	Origin Energy, Ltd.	18,958
9,210	QBE Insurance Group, Ltd.	187,465
620	Rio Tinto, Ltd.	69,334
3,490	Stockland	22,366
1,600	Suncorp-Metway, Ltd.	18,886
2,150	TABCORP Holdings, Ltd.	27,803
8,000	Telstra Corp., Ltd.	32,239
1,550	Toll Holdings, Ltd.	14,194
2,602	Transurban Group	15,457
1,984	Wesfarmers, Ltd.	72,830
754	Wesfarmers, Ltd. PPS	27,851
3,555	Westfield Group	58,052
17,120	Westpac Banking Corp.	373,098
970	Woodside Petroleum, Ltd.	48,282
2,227	Woolworths, Ltd.	59,173
383	WorleyParsons, Ltd.	11,764

		1,889,636

Austria — 1.5%
570	Erste Bank der Oesterreichischen
	Sparkassen AG	37,096
800	Meinl European Land, Ltd.†	9,148
4,360	OMV AG	288,097
790	Telekom Austria AG	16,348
5,600	Vienna Insurance Group	429,137

		779,826

Belgium — 0.9%
280	Belgacom SA	12,398
100	Cofinimmo	21,645
197	Delhaize Group	15,489

Shares		Value(a)

Belgium (continued)
1,390	Dexia SA	$39,601
3,677	Fortis	92,448
341	Groupe Bruxelles Lambert SA	41,603
390	InBev NV	34,385
400	KBC Groep NV	51,861
100	Solvay SA	12,789
3,800	UCB SA	132,223

		454,442

Brazil — 2.4%
11,800	Banco do Brasil SA	155,477
13,800	Cia Vale do Rio Doce, Preference Shares	398,027
28,000	Investimentos Itau SA, Preference Shares	162,284
3,500	Metalurgica Gerdau SA, Preference Shares	145,210
9,800	Petroleo Brasileiro SA, Preference Shares	412,788

		1,273,786

Canada — 4.2%
3,600	Canadian Pacific Railway, Ltd.	231,477
2,800	Canadian Tire Corp., Ltd., Class A	180,720
11,600	CGI Group, Inc., Class A†	123,182
6,000	CI Financial Income Fund	127,371
4,000	EnCana Corp.	304,740
9,300	Nexen, Inc.	275,978
5,300	Petro-Canada	230,908
2,600	Potash Corp. of Saskatchewan	404,014
4,000	Rogers Communications, Inc., Class B	143,875
3,600	Shoppers Drug Mart Corp	182,166

		2,204,431

China — 0.3%
7,327	Foxconn International Holdings, Ltd.†	9,977
142,000	PICC Property & Casualty Co., Ltd. Class H	128,036
2,328	Tencent Holdings, Ltd.	13,252

		151,265

Denmark — 0.7%
3	A P Moller - Maersk A/S, Class B	33,527
1,069	Danske Bank A/S	39,504
700	DSV A/S	15,336
5,800	H Lundbeck A/S	145,045
250	Jyske Bank A/S†	16,809
800	Novo-Nordisk A/S, Class B	54,740
125	Novozymes A/S, Class B	11,704
350	Vestas Wind Systems A/S†	38,302

		354,967

Finland — 1.2%
1,070	Fortum Oyj	43,593
15,415	Nokia Oyj	490,408
1,060	Sampo Oyj, Class A†	28,726

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

Finland (continued)
1,450	Stora Enso Oyj, Class R	$16,751
1,310	UPM-Kymmene Oyj	23,262

		602,740

France — 9.9%
370	Accor SA	27,017
470	Air Liquide	71,747
4,580	Alcatel-Lucent	26,229
220	Alstom	47,790
2,840	AXA SA	102,780
6,041	BNP Paribas	610,475
4,550	Bouygues	289,004
290	Cap Gemini SA	16,545
1,070	Carrefour SA	82,541
5,150	Christian Dior SA	570,923
560	Cie de Saint-Gobain	45,761
440	Cie Generale d’Optique Essilor International SA	28,778
180	CNP Assurances	22,187
59	Compagnie Generale de Geophysique SA†	14,614
300	Compagnie Generale des
	Etablissements Michelin, Class B	31,310
1,610	Credit Agricole SA	49,920
142	Electricite de France	12,353
13,070	France Telecom SA	439,447
590	Gaz de France SA	35,657
950	Groupe Danone	85,035
5,000	JC Decaux SA	147,135
350	Lafarge SA	60,944
330	Lagardere SCA	24,705
490	L’Oreal SA	62,318
509	LVMH Moet Hennessy Louis Vuitton SA	56,744
40	Neopost SA	4,495
280	Pernod-Ricard SA	28,834
270	Peugeot SA	20,970
200	PPR	29,697
520	Publicis Groupe	19,888
380	Renault SA	42,045
1,739	Sanofi-Aventis.	130,486
2,280	Schneider Electric SA	294,961
164	Societe Generale^	15,781
656	Societe Generale^	64,122
230	Sodexho Alliance SA	14,158
7,801	Suez SA	512,530
310	Technip SA	23,991
3,991	Total SA	296,768
133	Unibail-Rodamco^	34,275
104	Unibail-Rodamco^	26,710
62	Vallourec	15,076
3,462	Veolia Environnement	241,323
770	Vinci SA	55,760
7,931	Vivendi	310,255

		5,144,084

Shares		Value(a)

Germany — 8.3%
3,150	Adidas AG	$209,565
797	Allianz SE	158,031
6,930	Altana AG	146,238
978	BASF AG	131,619
1,314	Bayer AG	105,249
1,250	Commerzbank AG	39,120
430	Continental AG	43,819
1,677	Daimler AG	143,264
1,037	Deutsche Bank AG	117,325
1,750	Deutsche Boerse AG	282,203
1,941	Deutsche Post AG	59,323
5,210	Deutsche Telekom AG	86,622
1,146	E.ON AG	212,055
200	Fresenius Medical Care AG & Co. KGaA	10,058
6,000	Hannover Rueckversicherung AG	312,561
550	Henkel KGaA	25,416
454	Hypo Real Estate Holding AG	11,814
1,890	Infineon Technologies AG†	13,290
260	Linde AG	36,753
1,650	MAN AG	218,964
106	Merck KGaA	13,069
310	Metro AG	25,029
1,831	Muenchener Rueckversicherungs AG	357,926
120	Q-Cells AG†	11,926
3,740	RWE AG	459,476
1,580	SAP AG	78,500
3,600	SGL Carbon AG†	227,595
3,660	Siemens AG	397,196
280	Solarworld AG	13,354
720	ThyssenKrupp AG	41,155
310	Volkswagen AG	89,855
2,800	Wincor Nixdorf AG	224,067

		4,302,437

Greece — 0.3%
1,070	Alpha Bank AE	35,626
810	EFG Eurobank Ergasias SA	24,693
680	Hellenic Telecommunications Organization SA	19,332
842	National Bank of Greece SA	44,704
500	OPAP SA	17,887
445	Piraeus Bank SA	13,738

		155,980

Hong Kong — 2.1%
4,400	Bank of East Asia, Ltd.	21,990
11,600	BOC Hong Kong Holdings, Ltd.	27,896
3,200	Cheung Kong Holdings, Ltd.	46,038
44,800	Cheung Kong Infrastructure Holdings, Ltd.	180,457
13,000	China Mobile, Ltd.	194,469
48,200	China Resources Power Holdings Co.	95,574
2,600	CLP Holdings, Ltd.	21,469
79,800	CNOOC, Ltd.	117,340

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

Hong Kong (continued)
2,000	Esprit Holdings, Ltd.	$23,968
3,801	Hang Lung Properties, Ltd.	13,584
2,100	Hang Seng Bank, Ltd.	38,266
10,300	Hong Kong & China Gas Co.	31,117
2,100	Hong Kong Exchanges & Clearing, Ltd.	36,397
3,100	HongKong Electric Holdings	19,752
5,100	Hutchison Whampoa, Ltd.	48,636
21,800	Kingboard Chemical Holdings, Ltd.	77,723
4,129	Li & Fung, Ltd.	15,449
4,775	New World Development, Ltd.	11,553
2,900	Sun Hung Kai Properties, Ltd.	45,674
2,400	Swire Pacific, Ltd., Class A	27,230

		1,094,582

Indonesia — 0.5%
137,000	Gudang Garam TBK PT	113,892
55,600	PT Astra International TBK PT	147,481

		261,373

Ireland — 0.3%
1,500	Allied Irish Banks PLC	32,147
2,140	Bank of Ireland	31,860
1,036	CRH PLC	39,381
770	Elan Corp. PLC†	15,972
2,400	Experian Group, Ltd.	17,477

		136,837

Israel — 0.0%
275	Bank Hapoalim BM	1,065

Italy — 2.5%
1,810	Assicurazioni Generali SpA	81,526
690	Atlantia SpA	20,886
2,330	Banca Monte dei Paschi di Siena SpA	10,307
1,530	Banco Popolare Scarl†	25,313
8,800	Enel SpA	93,525
4,906	ENI SpA	167,234
1,510	Fiat SpA	34,878
1,090	Finmeccanica SpA	37,134
13,484	Intesa Sanpaulo SpA	95,288
2,180	Intesa Sanpaulo SpA, RNC	14,393
2,310	Mediaset SpA	21,421
1,310	Mediobanca SpA	26,838
2,740	Snam Rete Gas SpA	17,410
133,010	Telecom Italia SpA	278,288
13,120	Telecom Italia SpA, RNC	21,781
55,100	Terna Rete Elettrica Nazionale SpA	234,952
16,161	UniCredito Italiano SpA	108,036
1,132	Unione Di Banche Italiane ScpA	29,066

		1,318,276

Japan — 14.8%
150	Acom Co., Ltd.	3,988
300	Advantest Corp.	7,936
1,600	Aeon Co., Ltd.	19,347

Shares		Value(a)

Japan (continued)
150	Aiful Corp.	$2,414
8,600	Aisin Seiki Co., Ltd.	322,421
1,800	Ajinomoto Co., Inc.	18,422
1,100	Amada Co., Ltd.	8,481
20,900	Asahi Breweries, Ltd.	432,390
2,200	Asahi Glass Co., Ltd.	24,398
3,600	Asahi Kasei Corp.	19,022
900	Astellas Pharma, Inc.	34,928
2,100	Bank of Yokohama, Ltd. (The)	14,514
1,400	Bridgestone Corp.	23,921
19,200	Brother Industries, Ltd.	199,818
1,800	Canon, Inc.	83,413
19	Central Japan Railway Co.	197,847
1,400	Chiba Bank, Ltd. (The)	9,541
1,200	Chubu Electric Power Co, Inc.	30,132
500	Chugai Pharmaceutical Co., Ltd.	5,661
1,900	Chuo Mitsui Trust Holdings, Inc.	11,525
300	Credit Saison Co., Ltd.	8,389
2,100	Dai Nippon Printing Co., Ltd.	33,484
1,400	Daiichi Sankyo Co., Ltd.	41,426
600	Daikin Industries, Ltd.	26,313
200	Daito Trust Construction Co., Ltd.	10,344
1,900	Daiwa House Industry Co., Ltd.	19,034
2,900	Daiwa Securities Group, Inc.	25,246
1,200	Denso Corp.	38,897
5	Dentsu, Inc.	11,523
6	East Japan Railway Co.	49,950
8,650	Eisai Co., Ltd.	295,561
200	Electric Power Development Co., Ltd.	7,211
400	Fanuc, Ltd.	38,714
1,000	FUJIFILM Holdings Corp.	35,527
1,000	Fujikura, Ltd.	4,590
4,600	Fujitsu, Ltd.	30,206
1,900	Fukuoka Financial Group, Inc.	10,030
3,802	Hankyu Hanshin Holdings, Inc.	16,529
100	Hirose Electric Co., Ltd.	11,266
8,000	Hitachi, Ltd.	47,585
300	Hokkaido Electric Power Co., Inc.	7,011
1,600	Hokuhoku Financial Group, Inc.	4,826
2,900	Honda Motor Co., Ltd.	83,116
900	HOYA Corp.	21,333
200	Ibiden Co., Ltd.	7,907
5	Inpex Holdings, Inc.	56,129
29,700	ITOCHU Corp.	294,665
1,164	Japan Steel Works, Ltd. (The)	20,230
8	Japan Tobacco, Inc.	40,111
1,200	JFE Holdings, Inc.	54,079
2,000	Joyo Bank, Ltd. (The)	10,152
700	JS Group Corp.	10,627
1,200	JTEKT Corp.	19,661
4,300	Kajima Corp.	12,350
28,200	Kaneka Corp.	176,867
1,700	Kansai Electric Power Co, Inc. (The)	42,452
1,000	Kao Corp.	28,360

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

Japan (continued)
16,000	Kawasaki Kisen Kaisha, Ltd.	$158,454
4	KDDI Corp.	24,723
3,900	Keio Corp.	21,885
100	Keyence Corp.	23,314
5,300	Kintetsu Corp.	18,992
1,900	Kirin Holdings Co., Ltd.	36,165
6,100	Kobe Steel, Ltd.	17,696
1,800	Komatsu, Ltd.	51,047
15,100	Konica Minolta Holdings, Inc.	208,211
3,300	Kubota Corp.	20,803
1,000	Kuraray Co., Ltd.	12,090
300	Kyocera Corp.	25,230
700	Kyushu Electric Power Co, Inc.	17,174
4,200	Marubeni Corp.	31,214
900	Marui Group Co., Ltd.	9,682
17,000	Matsushita Electric Industrial Co., Ltd.	369,380
1,500	Millea Holdings, Inc.	55,501
1,300	Mitsubishi Chemical Holdings Corp.	8,617
2,600	Mitsubishi Corp.	80,120
29,200	Mitsubishi Electric Corp.	257,336
2,200	Mitsubishi Estate Co., Ltd.	53,577
1,400	Mitsubishi Gas Chemical Co., Inc.	9,980
6,000	Mitsubishi Heavy Industries, Ltd.	26,111
4,600	Mitsubishi Materials Corp.	20,298
15,300	Mitsubishi UFJ Financial Group, Inc.	133,171
3,400	Mitsui & Co., Ltd.	70,390
1,600	Mitsui Fudosan Co., Ltd.	32,560
2,700	Mitsui OSK Lines, Ltd.	33,313
2,500	Mitsui Sumitomo Insurance Co., Ltd.	25,256
17	Mizuho Financial Group, Inc.	62,654
500	Murata Manufacturing Co., Ltd.	25,200
5,700	NEC Corp.	21,835
300	Nidec Corp.	18,743
800	Nikon Corp.	21,402
200	Nintendo Co., Ltd.	103,607
1,056	Nippon Electric Glass Co., Ltd.	16,554
2,100	Nippon Express Co., Ltd.	12,098
2,400	Nippon Mining Holdings, Inc.	12,782
2,300	Nippon Oil Corp.	14,525
10,400	Nippon Steel Corp.	53,500
9	Nippon Telegraph & Telephone Corp.	39,150
2,800	Nippon Yusen KK	26,395
5,200	Nissan Motor Co., Ltd.	43,155
400	Nitto Denko Corp.	17,160
3,500	Nomura Holdings, Inc.	52,654
2,100	NSK, Ltd.	15,973
3	NTT Data Corp.	13,161
27	NTT DoCoMo, Inc.	41,000
3,100	Obayashi Corp.	13,170
400	Olympus Corp.	12,161
500	Omron Corp.	10,376
200	Oriental Land Co., Ltd.	11,743
180	ORIX Corp.	24,619
4,800	Osaka Gas Co., Ltd.	19,279

Shares		Value(a)

Japan (continued)
200	Promise Co., Ltd.	$5,806
11	Resona Holdings, Inc.	18,668
14,700	Ricoh Co., Ltd.	245,734
200	Rohm Co., Ltd.	12,418
500	Secom Co., Ltd.	24,570
400	Sega Sammy Holdings, Inc.	4,245
300	Seiko Epson Corp.	8,095
2,000	Sekisui Chemical Co., Ltd.	12,237
1,700	Sekisui House, Ltd.	15,788
1,500	Seven & I Holdings Co., Ltd.	38,130
1,900	Sharp Corp.	32,398
700	Shin-Etsu Chemical Co., Ltd.	36,325
1,300	Shinsei Bank, Ltd.†	4,306
700	Shiseido Co., Ltd.	18,523
1,100	Shizuoka Bank, Ltd. (The)	13,139
2,800	Showa Denko KK	9,463
200	SMC Corp.	21,162
1,300	Softbank Corp.†	23,972
4,544	Sojitz Corp.	15,338
1,900	Sompo Japan Insurance, Inc.	17,018
1,800	Sony Corp.	72,003
3,200	Sumitomo Chemical Co., Ltd.	20,553
2,500	Sumitomo Corp.	33,584
1,900	Sumitomo Electric Industries, Ltd.	24,107
1,800	Sumitomo Heavy Industries, Ltd.	11,864
7,600	Sumitomo Metal Industries, Ltd.	29,242
1,300	Sumitomo Metal Mining Co., Ltd.	24,368
12	Sumitomo Mitsui Financial Group, Inc.	79,232
900	Sumitomo Realty & Development Co., Ltd.	16,240
2,600	Sumitomo Trust & Banking Co., Ltd. (The)	17,948
300	T&D Holdings, Inc.	15,764
1,300	Takashimaya Co., Ltd.	14,743
1,400	Takeda Pharmaceutical Co., Ltd.	70,794
250	Takefuji Corp.	5,368
200	TDK Corp.	11,886
3,100	Teijin, Ltd.	13,223
400	Terumo Corp.	20,926
2,500	Tobu Railway Co., Ltd.	13,431
900	Tohoku Electric Power Co, Inc.	22,030
2,200	Tokyo Electric Power Co, Inc. (The)	59,180
300	Tokyo Electron, Ltd.	18,562
3,500	Tokyo Gas Co., Ltd.	14,182
3,000	Tokyu Corp.	15,306
2,100	Toppan Printing Co., Ltd.	24,413
2,700	Toray Industries, Inc.	17,802
6,000	Toshiba Corp.	40,246
8,900	Toyo Suisan Kaisha, Ltd.	134,132
500	Toyota Industries Corp.	18,048
4,700	Toyota Motor Corp.	236,865
500	Toyota Tsusho Corp.	10,658
4	West Japan Railway Co.	17,598
34	Yahoo! Japan Corp.	17,889
190	Yamada Denki Co., Ltd.	16,460

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

Japan (continued)
13,600	Yamaha Motor Co., Ltd.	$251,454
1,200	Yamato Holdings Co., Ltd.	17,716

		7,682,158

Luxembourg — 0.7%
1,645	Arcelor	134,726
3,000	ArcelorMittal	245,656

		380,382

Malaysia — 1.8%
106,000	Hong Leong Bank BHD	192,807
52,500	Petronas Dagangan BHD	131,672
28,000	Tanjong PLC	147,294
43,300	Telekom Malaysia BHD	143,967
446,680	YTL Power International BHD	339,831

		955,571

Mexico — 1.3%
165,000	America Movil Sab de CV, Series L	525,414
5,500	Industrias Penoles Sab de CV	167,438

		692,852

Netherlands — 4.8%
2,710	Aegon NV	39,924
550	Akzo Nobel NV	44,165
953	ASML Holding NV†	23,436
690	European Aeronautic Defence and Space Co. NV	16,379
3,000	Fugro NV, CVA	232,939
600	Heineken NV	34,867
21	ING Groep NV, CVA^	785
3,400	ING Groep NV, CVA^	125,177
1,780	Koninklijke Ahold NV†	26,412
430	Koninklijke DSM NV	20,757
10,040	Koninklijke Philips Electronics NV	384,394
1,203	Reed Elsevier NV	22,952
6,200	Royal Dutch Shell PLC, Class A^	0
6,200	Royal Dutch Shell PLC, Class A^	213,902
16,998	Royal Dutch Shell PLC, Class B	572,152
3,640	Royal KPN NV	61,630
900	TNT NV	33,455
17,790	Unilever NV	597,792
660	Wolters Kluwer NV	17,487

		2,468,605

New Zealand — 0.4%
27,300	Fletcher Building, Ltd.	180,575
7,042	Telecom Corp. of New Zealand, Ltd.	20,724

		201,299

Norway — 1.4%
33,100	DnB NOR ASA	504,481
2,200	Norsk Hydro ASA	32,200
2,150	Orkla ASA	27,363
593	Petroleum Geo-Services ASA†	14,748
736	Seadrill, Ltd.	19,814

Shares		Value(a)

Norway (continued)
2,845	StatoilHydro ASA	$85,547
1,700	Telenor ASA†	32,672

		716,825

Philippines — 0.2%
3,200	Globe Telecom, Inc.	116,063

Portugal — 0.2%
3,730	Banco Comercial Portugues SA	12,129
1,620	BRISA	23,144
4,750	Energias de Portugal SA	28,793
1,970	Portugal Telecom SGPS SA	22,901
446	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,287

		92,254

Russia — 1.5%
8,100	Gazprom Oao	413,100
2,700	Tatneft GDR	347,760

		760,860

Singapore — 1.6%
3,000	DBS Group Holdings, Ltd.	39,459
9,800	Jardine Cycle & Carriage, Ltd.	140,207
1,908	Keppel Corp., Ltd.	13,825
6,000	Oversea-Chinese Banking Corp.	35,496
2,500	Singapore Airlines, Ltd.	28,440
17,200	Singapore Telecommunications, Ltd.	49,295
39,200	United Overseas Bank, Ltd.	548,362

		855,084

South Africa — 2.4%
19,500	ABSA Group, Ltd.	244,191
6,000	African Rainbow Minerals, Ltd.	166,538
950	Anglo Platinum, Ltd.	139,462
6,000	ArcelorMittal South Africa, Ltd., Series L	145,794
6,700	MTN Group, Ltd.	101,672
18,000	Remgro, Ltd.	435,026

		1,232,683

South Korea — 1.0%
9,000	Korea Electric Power Corp. ADR	135,360
5,900	KT Corp. ADR	140,125
1,000	POSCO ADR	118,980
5,250	SK Telecom Co., Ltd. ADR	113,452

		507,917

Spain — 3.9%
580	Abertis Infraestructuras SA	18,900
51	Acciona SA	13,657
490	ACS Actividades Construccion y Servicios SA	27,898
6,776	Banco Bilbao Vizcaya Argentaria SA	149,232
1,820	Banco Popular Espanol SA	33,043
34,427	Banco Santander SA	685,920

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

Spain (continued)
880	Cintra Concesiones de Infraestructuras de Transporte SA	$13,016
210	Fomento de Construcciones y Contratas SA	13,823
371	Gamesa Corp. Tecnologica SA	16,927
170	Grupo Ferrovial SA	12,349
6,436	Iberdrola SA^	99,780
1,708	Iberdrola SA^	33,321
380	Inditex SA	21,111
18,740	Repsol YPF SA	646,748
7,683	Telefonica SA	220,758

		2,006,483

Sweden — 2.8%
800	Assa Abloy AB, Class B	14,539
14,400	Atlas Copco AB, Class A	246,432
1,400	Atlas Copco AB, Class B	22,012
4,100	Autoliv, Inc. SDR	204,761
600	Electrolux AB, Class B	9,864
1,000	Hennes & Mauritz AB, Class B	61,522
24,100	Nordea Bank AB	391,169
12,800	Sandvik AB	222,834
1,000	Scania AB, Class B	21,002
1,100	Securitas AB, Class B	14,551
1,800	Securitas Systems AB, Class B	5,247
1,200	Skandinaviska Enskilda Banken AB, Class A	31,464
1,200	SKF AB, Class B	24,174
1,500	Svenska Cellulosa AB, Class B†	27,323
1,100	Svenska Handelsbanken, Class A	32,070
27,946	Telefonaktiebolaget LM Ericsson, Class B	54,919
4,100	TeliaSonera AB	32,939
1,200	Volvo AB, Class A	17,907
2,400	Volvo AB, Class B	36,422

		1,471,151

Switzerland — 4.4%
3,841	ABB, Ltd.	103,434
371	Actelion, Ltd.†	20,242
340	Adecco SA	19,654
1,100	Compagnie Financiere Richemont AG, Class A	61,772
1,990	Credit Suisse Group	101,269
90	Geberit AG	13,411
450	Holcim, Ltd.	47,254
3,000	Julius Baer Holding AG	221,413
688	Nestle SA	343,940
65	Nobel Biocare Holding AG	15,131
13,047	Novartis AG	669,038
1,191	Roche Holding AG	224,251
1,470	STMicroelectronics NV	15,638
79	Swatch Group AG	21,116
66	Swiss Life Holding†	18,359
764	Swiss Reinsurance	66,798
104	Swisscom AG	35,647

Shares		Value(a)

Switzerland (continued)
170	Syngenta AG	$49,791
149	Synthes, Inc.	20,838
3,867	UBS AG	112,553
260	Zurich Financial Services AG	81,955

		2,263,504

Taiwan — 0.2%
5,500	AU Optronics Corp. ADR	94,545

Thailand — 0.6%
36,000	Electricity Generating PCL	109,817
33,000	PTT Chemical PCL	110,571
46,900	Thai Oil PCL	104,364

		324,752

United Kingdom — 15.1%
1,005	3I Group PLC	16,552
7,507	Anglo American PLC	451,010
13,323	AstraZeneca PLC	498,087
4,840	Aviva PLC	59,304
6,290	BAE Systems PLC	60,566
11,894	Barclays PLC	107,685
6,220	BG Group PLC	144,041
14,424	BHP Billiton PLC	427,843
530	Biffa PLC	3,668
33,456	BP PLC	338,751
20,050	British American Tobacco PLC	752,383
1,541	British Energy Group PLC	19,953
1,069	British Land Co. PLC	19,461
2,330	British Sky Broadcasting Group PLC	25,821
36,340	BT Group PLC	156,659
4,422	Cable & Wireless PLC	13,066
3,830	Cadbury Schweppes PLC	42,067
1,009	Capita Group PLC	13,585
400	Carnival PLC	16,029
7,035	Centrica PLC	41,636
3,980	Compass Group PLC	25,450
4,882	Diageo PLC	98,424
3,580	DSG International PLC	4,511
1,400	Enterprise Inns PLC	11,139
5,480	Friends Provident PLC	13,416
9,667	GlaxoSmithKline PLC	204,854
490	Hammerson PLC	10,832
6,384	HBOS PLC	70,929
2,878	Home Retail Group PLC	14,919
20,775	HSBC Holdings PLC	342,161
10,940	Imperial Tobacco Group PLC	503,257
619	Intercontinental Hotels Group PLC	9,354
3,260	International Power PLC	25,747
11,440	ITV PLC	14,370
830	Johnson Matthey PLC	33,023
4,950	Kingfisher PLC	12,963
1,460	Ladbrokes PLC	9,017
970	Land Securities Group PLC	29,045
13,730	Legal & General Group PLC	34,437

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value(a)

United Kingdom (continued)
10,012	Lloyds TSB Group PLC	$89,822
350	London Stock Exchange Group PLC	8,390
3,512	Man Group PLC	38,640
2,730	Marks & Spencer Group PLC	20,976
885	Mondi PLC	7,340
4,554	National Grid PLC	62,491
540	Next PLC	12,205
92,440	Old Mutual PLC	202,678
1,940	Pearson PLC	26,214
39,059	Prudential PLC	515,757
920	Punch Taverns PLC	9,832
1,200	Reckitt Benckiser Group PLC	66,461
1,930	Reed Elsevier PLC	24,596
4,640	Rentokil Initial PLC	8,958
1,174	Resolution PLC	15,948
2,570	Reuters Group PLC	29,579
1,680	Rexam PLC	14,218
5,659	Rio Tinto PLC	587,554
19,389	Rolls-Royce Group PLC†	155,048
1,737,254	Rolls-Royce Group PLC, Class B†	3,448
5,679	Royal & Sun Alliance Insurance Group	14,503
16,860	Royal Bank of Scotland Group PLC	112,809
1,780	SABMiller PLC	38,993
4,410	Sage Group (The) PLC	16,460
3,120	Sainsbury (J) PLC	21,235
1,780	Scottish & Newcastle PLC	27,911
1,550	Scottish & Southern Energy PLC	43,200
500	Severn Trent PLC	14,079
2,010	Smith & Nephew PLC	26,584
1,276	Smiths Group PLC	23,801
6,594	Standard Chartered PLC	225,284
950	Tate & Lyle PLC	10,180
14,168	Tesco PLC	107,018
1,180	Trinity Mirror PLC	6,907
1,221	Tullow Oil PLC	16,003
2,529	Unilever PLC	85,325
1,590	United Utilities PLC	21,786

Shares		Value(a)

United Kingdom (continued)
91,328	Vodafone Group PLC	$273,467
625	Whitbread PLC	14,473
1,820	William Hill PLC	13,570
2,619	WM Morrison Supermarkets PLC	14,325
1,570	Wolseley PLC	16,491
2,730	WPP Group PLC	32,557
1,250	Xstrata PLC.	87,533
1,730	Yell Group PLC	5,286

		7,845,950

Total Common Stock (Cost $48,950,131)		50,794,665

PREFERRED STOCK — 0.1%

Germany — 0.1%
190	Porsche Automobil Holding SE	34,868
160	Volkswagen AG	26,570

Total Preferred Stock (Cost $26,438)		61,438

EXCHANGE TRADED FUNDS — 1.3%

United States — 1.3%
9,100	iShares MSCI EAFE Index Fund (Cost $660,064)	654,290

Total Investments — 99.2%
(Cost $49,636,633)		51,510,393
Other Assets & Liabilities, Net — 0.8%		433,817

NET ASSETS — 100.0%		$51,944,210

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
SDR - Swedish Depository Receipt.
^	Securities incorporated in the same country but traded on different exchanges.
†	Non-income producing security.
(a)	Fair valued securities—See Note 1.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK — 98.6%

Consumer Discretionary — 9.9%
8,500	Autoliv, Inc.	$426,700
6,200	Black & Decker Corp.	409,820
13,300	Brunswick Corp.	212,401
21,800	CBS Corp., Class B	481,344
8,800	Centex Corp.	213,048
8,300	Comcast Corp., Class A(a)	160,522
10,400	Dollar Tree Stores, Inc.†(a)	286,936
15,500	Family Dollar Stores, Inc.	302,250
12,500	Gannett Co., Inc.	363,125
25,600	Gap, Inc. (The)	503,808
20,800	General Motors Corp.(a)	396,240
13,100	Idearc, Inc.	47,684
20,400	Jones Apparel Group, Inc.	273,768
8,900	KB Home(a)	220,097
27,100	Lowe’s Cos., Inc.	621,674
18,100	Macy’s, Inc.	417,386
17,200	Mattel, Inc.	342,280
6,700	McDonald’s Corp.(a)	373,659
8,500	Newell Rubbermaid, Inc.	194,395
17,600	Office Depot, Inc.†	194,480
14,200	Target Corp.	719,656

		7,161,273

Consumer Staples — 15.1%
9,600	Coca-Cola Co. (The)	584,352
10,900	Colgate-Palmolive Co.	849,219
24,200	ConAgra Foods, Inc.	579,590
18,300	Del Monte Foods Co.	174,399
11,800	General Mills, Inc.	706,584
10,200	Kellogg Co.	536,112
9,500	Kimberly-Clark Corp.	613,225
33,300	Kroger Co. (The)	845,820
6,600	Pepsi Bottling Group, Inc.	223,806
19,100	PepsiCo, Inc.	1,379,020
31,100	Procter & Gamble Co.	2,179,177
20,600	Safeway, Inc.	604,610
34,300	Sara Lee Corp.	479,514
15,300	SUPERVALU, Inc.	458,694
20,400	Tyson Foods, Inc., Class A	325,380
7,700	Wal-Mart Stores, Inc.	405,636

		10,945,138

Energy — 3.1%
3,100	ENSCO International, Inc.	194,122
16,100	Marathon Oil Corp.	734,160
14,500	Occidental Petroleum Corp.	1,060,965
2,600	Schlumberger, Ltd.	226,200

		2,215,447

Financials — 24.7%
10,300	ACE, Ltd.	567,118
12,500	Allstate Corp. (The)	600,750
25,000	American International Group, Inc.	1,081,250
41,700	Bank of America Corp.	1,580,847

Shares		Value

Financials (continued)
3,800	BB&T Corp.	$121,828
11,100	Chubb Corp.	549,228
47,200	Citigroup, Inc.	1,011,024
9,700	Comerica, Inc.	340,276
31,500	Discover Financial Services(a)	515,655
21,400	Fannie Mae	563,248
14,700	Fifth Third Bancorp	307,524
21,000	Freddie Mac	531,720
17,900	Genworth Financial, Inc., Class A	405,256
700	Goldman Sachs Group, Inc. (The)	115,773
6,800	Hartford Financial Services Group, Inc.	515,236
34,200	JPMorgan Chase & Co.	1,468,890
13,100	Keycorp	287,545
12,500	Merrill Lynch & Co., Inc.	509,250
12,850	MetLife, Inc.(a)	774,341
14,300	Morgan Stanley	653,510
15,300	National City Corp.	152,235
20,700	Old Republic International Corp.	267,237
900	PartnerRe, Ltd.	68,670
3,600	Prudential Financial, Inc.	281,700
4,400	Safeco Corp.	193,072
8,200	SunTrust Banks, Inc.	452,148
7,800	Torchmark Corp.	468,858
14,460	Travelers Cos., Inc. (The)	691,911
25,900	U.S. Bancorp(a)	838,124
20,900	UNUM Group	460,009
17,900	Wachovia Corp.(a)	483,300
8,300	Waddell & Reed Financial, Inc., Class A	266,679
15,300	Washington Mutual, Inc.(a)	157,590
11,400	Wells Fargo & Co.(a)	331,740
7,700	XL Capital, Ltd., Class A	227,535

		17,841,077

Health Care — 10.5%
2,300	Abbott Laboratories	126,845
10,600	AmerisourceBergen Corp.	434,388
2,000	Amgen, Inc.†	83,560
7,500	Bristol-Myers Squibb Co.	159,750
9,700	Cardinal Health, Inc.	509,347
7,450	Covidien, Ltd.	329,662
16,300	Eli Lilly & Co.	840,917
13,500	Johnson & Johnson	875,745
10,100	McKesson Corp.	528,937
27,300	Merck & Co., Inc.	1,036,035
69,400	Pfizer, Inc.	1,452,542
33,200	Schering-Plough Corp.	478,412
17,800	Wyeth	743,328

		7,599,468

Industrials — 8.6%
34,500	Allied Waste Industries, Inc.†	372,945
10,000	Avis Budget Group, Inc.†	106,200
10,700	Caterpillar, Inc.(a)	837,703

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
3,700	CSX Corp.	$207,459
14,000	Cummins, Inc.	655,480
12,600	Emerson Electric Co.	648,396
10,300	Illinois Tool Works, Inc.	496,769
9,100	Norfolk Southern Corp.	494,312
7,200	PACCAR, Inc.	324,000
12,000	Pitney Bowes, Inc.	420,240
6,700	SPX Corp.	702,830
6,100	Terex Corp.†	381,250
13,800	Tyco International, Ltd.	607,890

		6,255,474

Information Technology — 15.3%
1,800	Apple, Inc.†	258,300
10,700	Arrow Electronics, Inc.†	360,055
10,700	Avnet, Inc.†	350,211
22,900	Cisco Systems, Inc.†	551,661
32,800	Dell, Inc.†	653,376
25,000	Electronic Data Systems Corp.	416,250
6,900	EMC Corp.†	98,946
600	Google, Inc., Class A†	264,282
13,300	Hewlett-Packard Co.	607,278
22,500	Ingram Micro, Inc., Class A†	356,175
46,300	Intel Corp.(a)	980,634
15,400	International Business Machines Corp.	1,773,156
8,700	Lexmark International, Inc., Class A†	267,264
41,400	Microsoft Corp.	1,174,932
20,000	Nokia Oyj ADR	636,600
54,100	Oracle Corp.†	1,058,196
58,900	Sanmina-SCI Corp.†	95,418
5,200	Tech Data Corp.†	170,560
21,300	Texas Instruments, Inc.	602,151
7,450	Tyco Electronics, Ltd.	255,684
15,800	Vishay Intertechnology, Inc.†	143,148

		11,074,277

Materials — 5.8%
7,000	Ashland, Inc.	331,100
9,200	Ball Corp.	422,648
10,000	Bemis Co., Inc.	254,300
16,700	Crown Holdings, Inc.†	420,172
17,100	Dow Chemical Co. (The)(a)	630,135

Shares		Value

Materials (continued)
5,700	International Flavors & Fragrances, Inc.	$251,085
9,900	Lubrizol Corp.	549,549
10,900	Owens-Illinois, Inc.†	615,087
6,000	PPG Industries, Inc.	363,060
17,200	Smurfit-Stone Container Corp.†	132,440
8,800	Sonoco Products Co.	251,944

		4,221,520

Telecommunication Services — 2.2%
49,500	Sprint Nextel Corp.	331,155
34,000	Verizon Communications, Inc.	1,239,300

		1,570,455

Utilities — 3.4%
11,200	Ameren Corp.	493,248
8,200	Constellation Energy Group, Inc.	723,814
2,600	Dominion Resources, Inc.	106,184
6,400	Entergy Corp.	698,112
10,300	Wisconsin Energy Corp.	453,097

		2,474,455

Total Common Stock (Cost $71,809,821)		71,358,584

MONEY MARKET FUND — 9.8%
7,071,130	PNC Institutional Money Market Trust 3.26% (Cost $7,071,130)(b)(c)	7,071,130

Total Investments — 108.4%
(Cost $78,880,951)		78,429,714
Other Assets & Liabilities, Net — (8.4)%		(6,089,417)

NET ASSETS — 100.0%		$72,340,297

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS	March 31, 2008 (Unaudited)

2010 Aggressive Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —99.3%
19,572	Wilshire Variable Insurance Trust Equity Fund*	$398,289
12,902	Wilshire Variable Insurance Trust Income Fund*	158,431
11,076	Wilshire Variable Insurance Trust International Equity Fund*	166,247
17,962	Wilshire Variable Insurance Trust Short-Term Investment Fund*	192,010
6,651	Wilshire Variable Insurance Trust Small Cap Growth Fund*	85,729

Total Investments in Underlying Funds (Cost $1,142,233)		1,000,706

Other Assets & Liabilities, Net — 0.7%		7,363

NET ASSETS — 100.0%		$1,008,069

2010 Moderate Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —99.7%
39,833	Wilshire Variable Insurance Trust Equity Fund*	810,603
47,919	Wilshire Variable Insurance Trust Income Fund*	588,441
23,081	Wilshire Variable Insurance Trust International Equity Fund*	346,451
91,875	Wilshire Variable Insurance Trust Short-Term Investment Fund*	982,141
15,676	Wilshire Variable Insurance Trust Small Cap Growth Fund*	202,065

Total Investments in Underlying Funds (Cost $3,201,033)		2,929,701

Other Assets & Liabilities, Net — 0.3%		9,315

NET ASSETS — 100.0%		$2,939,016

2010 Conservative Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —99.4%
9,275	Wilshire Variable Insurance Trust Equity Fund*	$188,750
28,020	Wilshire Variable Insurance Trust Income Fund*	344,089
6,630	Wilshire Variable Insurance Trust International Equity Fund*	99,522
41,926	Wilshire Variable Insurance Trust Short-Term Investment Fund*	448,190
2,579	Wilshire Variable Insurance Trust Small Cap Growth Fund*	33,244

Total Investments in Underlying Funds (Cost $1,178,485)		1,113,795

Other Assets & Liabilities, Net — 0.6%		6,845

NET ASSETS — 100.0%		$1,120,640

2015 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS —99.6%
141,796	Wilshire Variable Insurance Trust Equity Fund*	2,885,558
165,395	Wilshire Variable Insurance Trust Income Fund*	2,031,045
77,782	Wilshire Variable Insurance Trust International Equity Fund*	1,167,506
209,304	Wilshire Variable Insurance Trust Short-Term Investment Fund*	2,237,462
62,838	Wilshire Variable Insurance Trust Small Cap Growth Fund*	809,980

Total Investments in Underlying Funds (Cost $10,088,685)		9,131,551

Other Assets & Liabilities, Net — 0.4%		33,676

NET ASSETS — 100.0%		$9,165,227

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS - (Continued)	March 31, 2008 (Unaudited)

2025 Moderate Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —99.3%
172,506	Wilshire Variable Insurance Trust Equity Fund*	$3,510,495
125,999	Wilshire Variable Insurance Trust Income Fund*	1,547,269
72,097	Wilshire Variable Insurance Trust International Equity Fund*	1,082,178
138,154	Wilshire Variable Insurance Trust Short-Term Investment Fund*	1,476,865
64,717	Wilshire Variable Insurance Trust Small Cap Growth Fund*	834,201

Total Investments in Underlying Funds (Cost$9,434,429)		8,451,008

Other Assets & Liabilities, Net — 0.7%		62,139

NET ASSETS — 100.0%		$8,513,147

2035 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS —98.8%
109,590	Wilshire Variable Insurance Trust Equity Fund*	2,230,158
35,527	Wilshire Variable Insurance Trust Income Fund*	436,277
40,427	Wilshire Variable Insurance Trust International Equity Fund*	606,814
32,750	Wilshire Variable Insurance Trust Short-Term Investment Fund*	350,099
37,675	Wilshire Variable Insurance Trust Small Cap Growth Fund*	485,631

Total Investments in Underlying Funds (Cost$4,748,368)		4,108,979

Other Assets & Liabilities, Net — 1.2%		49,420

NET ASSETS — 100.0%		$4,158,399

2045 Moderate Fund

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS —98.5%
66,765	Wilshire Variable Insurance Trust Equity Fund*	$1,358,666
3,721	Wilshire Variable Insurance Trust Income Fund*	45,688
26,160	Wilshire Variable Insurance Trust International Equity Fund*	392,669
18,842	Wilshire Variable Insurance Trust Small Cap Growth Fund*	242,868

Total Investments in Underlying Funds (Cost$2,451,164)		2,039,891

Other Assets & Liabilities, Net — 1.5%		31,278

NET ASSETS — 100.0%		$2,071,169

*	Affiliated fund.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED) March 31, 2008

1.	Significant Accounting Policies.

Security Valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“Nasdaq”) System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Fund whose securities require a fair valuation determination, or the Funds’ Valuation Committee. Securities whose market value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the Underlying Funds by the Balanced Fund are valued at their net asset value as reported by the Underlying Funds.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

ADR’s, EDR’s and GDR’s — The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Asset Backed and Mortgage Securities — The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED) - (continued) March 31, 2008 that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a subadviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund’s return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures Contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Forward Currency Contracts — The International Equity and the Income Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At March 31, 2008 the Income Fund had the following open forward currency contracts:

Income Fund

Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)

Short Contracts:
Canadian Dollar	214,469	5/7/2008	$208,804	$5,691
Euro Currency	1,855,538	5/7/2008	2,925,328	(192,862)

Long Contracts:
Canadian Dollar	186,822	5/7/2008	181,886	(4,963)

Net Unrealized Depreciation				$(192,134)

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED) - (continued) March 31, 2008

Adoption of Statement of Financial Accounting Standard No. 157 “Fair Value Measurements” (“FAS 157”) — In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALLCAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
Level 1-Quoted Prices	$464,805,120	$220,318,020	$778,573	-	$56,476,414	$1,728,430	$78,429,714
Level 2-Other Significant Observable Inputs	2,321,881	-	137,067,818	$1,659,534	-	49,781,963	-
Level 3-Significant Unobservable Inputs	-	-	987,290	-	-	-	-

Total Market Value of Investments	$467,127,001	$220,318,020	$138,833,681	$1,659,534	$56,476,414	$51,510,393	$78,429,714

							INCOME FUND
Level 1-Quoted Prices							$—
Level 2-Other Significant Observable Inputs							(192,134)
Level 3-Significant Unobservable Inputs							—

Total Market Value of Other Financial Instruments*							($192,134)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)	INCOME FUND
Balance as of 12/31/2007	$1,138,255
Accrued discounts/premiums	(49,413)
Change in unrealized appreciation(depreciation)	(101,552)

Balance as of 3/31/2008	$987,290

Recent Accounting Standard: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED) - (continued) March 31, 2008

2.	Tax Information.

No provision for Federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis, at March 31, 2008 for each Fund is as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
Equity Fund	$496,646,894	$26,374,022	$(55,893,915)	$(29,519,893)
Balanced Fund	217,715,882	3,300,748	(698,610)	2,602,138
Income Fund	141,354,167	3,333,214	(5,853,700)	(2,520,486)
Short-Term Investment Fund	1,660,840	1,296	(2,602)	(1,306)
Small Cap Growth Fund	58,801,526	3,789,284	(6,114,396)	(2,325,112)
International Equity Fund	49,636,633	3,036,082	(1,162,322)	1,873,760
Socially Responsible Fund	78,880,951	10,437,093	(10,888,330)	(451,237)
2010 Aggressive Fund	1,142,233	—	(141,527)	(141,527)
2010 Moderate Fund	3,201,033	—	(271,332)	(271,332)
2010 Conservative Fund	1,178,485	—	(64,690)	(64,690)
2015 Moderate Fund	10,088,685	—	(957,134)	(957,134)
2025 Moderate Fund	9,434,429	—	(983,421)	(983,421)
2035 Moderate Fund	4,748,368	—	(639,389)	(639,389)
2045 Moderate Fund	2,451,164	—	(411,273)	(411,273)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31
	2010	2012	2013	2014
Short-Term Investment Fund	—	$572	$1,230	$168
Small Cap Growth Fund	$2,873,880	—	—	—

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements on the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	May 22, 2008

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President (principal financial officer)

Date	May 21, 2008

* Print the name and title of each signing officer under his or her signature.